UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

335 Madison Avenue, Mezzanine, New York, NY  10017
(Address of principal executive offices)                         (Zip code)

Eric M. Rubin, President, 335 Madison Avenue, Mezzanine, New York, NY  10017
(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
1095 Avenue of the Americas
New York, NY  10036-6797

Registrant's telephone number, including area code: (888) 266-8787

Date of fiscal year end:            10/31

Date of reporting period:          01/31/11

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

The Schedules of Investments as of January 31, 2011 is filed herewith.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 89.3%
Consumer Discretionary — 21.1%
Home Depot, Inc.	100,000	3,677,000
NIKE, Inc., Class B	35,000	2,886,800
Omnicom Group, Inc.	121,000	5,430,480
Starbucks Corp.	100,000	3,153,000
Target Corp.	68,000	3,728,440
Viacom, Inc., Class B	110,000	4,570,500
Walt Disney Co. (The)	133,600	5,193,032

		28,639,252

Consumer Staples — 11.3%
Diageo PLC - ADR (a)	60,200	4,623,360
Dr. Pepper Snapple Group, Inc.	101,000	3,578,430
Imperial Tobacco Group PLC - ADR (a)	43,100	2,464,027
Mead Johnson Nutrition Co.	80,000	4,637,600

		15,303,417

Energy — 6.9%
Chevron Corp.	35,000	3,322,550
Occidental Petroleum Corp.	62,300	6,023,164

		9,345,714

Financials — 13.6%
E*TRADE Financial Corp. (b)	55,000	910,800
Goldman Sachs Group, Inc. (The)	28,500	4,663,170
JPMorgan Chase & Co.	90,000	4,044,600
Loews Corp.	57,700	2,310,885
MetLife, Inc.	55,000	2,517,350
Prudential Financial, Inc.	65,000	3,998,150

		18,444,955

Health Care — 6.6%
Cardinal Health, Inc.	55,000	2,283,050
Laboratory Corp. of America Holdings (b)	50,000	4,495,500
McKesson Corp.	28,000	2,104,760

		8,883,310

Industrials — 8.9%
General Dynamics Corp.	65,000	4,901,000
General Electric Co.	205,000	4,128,700
L-3 Communications Holdings, Inc.	15,000	1,173,750
United Parcel Service, Inc., Class B	25,000	1,790,500

		11,993,950

Information Technology — 15.7%
Alliance Data Systems Corp. (b)	40,000	2,829,600
eBay, Inc. (b)	95,000	2,884,200
Microsoft Corp.	170,500	4,727,113
Motorola Solutions, Inc. (b)	35,715	1,384,651
Oracle Corp.	162,000	5,188,860

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 89.3% (continued)
Information Technology — 15.7% (continued)
Xerox Corp.	400,000	4,248,000

		21,262,424

Materials — 3.9%
Dow Chemical Co. (The)	45,000	1,596,600
Teck Resources Ltd., Class B (a)	60,000	3,636,000

		5,232,600

Utilities — 1.3%
Entergy Corp.	25,000	1,804,250

Total Common Stocks (Cost $89,069,821)		120,909,872

Investment Companies — 0.9%
ProShares UltraShort FTSE China 25 (b)	40,000	1,218,400

Total Investment Companies (Cost $1,244,000)		1,218,400

Short-Term Investment — 7.3%
Money Market Fund — 7.3%
Federated Government Obligations Fund, 0.04% (c)	9,898,757	9,898,757

Total Short-Term Investments (Cost $9,898,757)		9,898,757

Total Investments (Cost $100,212,578(d)) — 97.5%		$132,027,029

Other assets in excess of liabilities — 2.5%		3,388,910

NET ASSETS — 100.0%		$135,415,939

(a) Foreign security incorporated outside the United States.
(b) Non-income producing security.
(c) Represents the 7 day yield at 1/31/11.
(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$120,909,872	$-	$-	$120,909,872
Investment Companies	1,218,400	-	-	1,218,400
Short-Term Investments	9,898,757	-	-	9,898,757
Total Investments	$132,027,029	$-	$-	$132,027,029

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 57.2%
Consumer Discretionary — 19.5%
Choice Hotels International, Inc.	4,700	178,271
Discovery Communications, Inc., Class A (a)	6,545	255,255
NIKE, Inc., Class B	3,180	262,286
Omnicom Group, Inc.	5,930	266,139
Starbucks Corp.	8,400	264,852
TJX Cos., Inc.	5,540	262,541
Walt Disney Co. (The)	7,260	282,196

		1,771,540

Consumer Staples — 4.2%
Diageo PLC - ADR (b)	4,890	375,552

Energy — 3.1%
Seadrill Ltd. (b)	8,500	281,775

Financials — 4.8%
E*TRADE Financial Corp. (a)	10,000	165,600
Goldman Sachs Group, Inc. (The)	1,625	265,883

		431,483

Health Care — 3.3%
Cardinal Health, Inc.	7,085	294,098

Industrials — 8.7%
General Dynamics Corp.	3,845	289,913
L-3 Communications Holdings, Inc.	3,845	300,871
Southwest Airlines Co.	17,000	201,450

		792,234

Information Technology — 13.6%
eBay, Inc. (a)	6,685	202,957
Microsoft Corp.	9,745	270,180
Motorola Solutions, Inc. (a)	6,000	232,620
Oracle Corp.	8,710	278,981
Xerox Corp.	23,720	251,906

		1,236,644

Total Common Stocks (Cost $4,916,091)		5,183,326

Short-Term Investment — 45.7%
Money Market Fund — 45.7%
Dreyfus Government Prime Cash, 0.00%, (c)	4,146,340	4,146,340

Total Short-Term Investments (Cost $4,146,340)		4,146,340

Total Investments (Cost $9,062,431 (d)) — 102.9%		$9,329,666

Segregated Cash With Brokers — 32.7%		2,965,848

Total Securities Sold Short (Proceeds $(2,912,471)) — (34.7)%		(3,143,241)

Liabilities in excess of other assets— (0.9)%		(82,438)

NET ASSETS — 100.0%		$9,069,835

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	January 31, 2011 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT:

Security Description	Shares	Value ($)
Common Stocks — (34.7)%
Consumer Discretionary — (3.2)%
Pulte Group, Inc. (a)	(36,668)	(289,311)

Consumer Staples — (3.8)%
Brown-Forman Corp., Class B	(5,200)	(345,020)

Energy — (3.4)%
Plains Exploration & Production Co. (a)	(8,658)	(306,493)

Financials — (2.0)%
Fifth Third Bancorp	(12,423)	(184,730)

Health Care — (2.9)%
Boston Scientific Corp. (a)	(37,500)	(261,750)

Industrials — (2.4)%
AMR Corp. (a)	(30,700)	(216,435)

Materials — (3.7)%
Weyerhaeuser Co.	(14,399)	(333,769)

Telecommunication Services — (6.2)%
Qwest Communications International, Inc.	(37,356)	(266,348)
Sprint Nextel Corp. (a)	(65,579)	(296,417)

		(562,765)

Utilities — (7.1)%
Ameren Corp.	(12,800)	(363,136)
TECO Energy, Inc.	(15,200)	(279,832)

		(642,968)

Total Common Stocks (Proceeds $(2,912,471))		(3,143,241)

Total Securities Sold Short (Proceeds $(2,912,471)) — (34.7)%		$(3,143,241)

(a) Non-income producing security.
(b) Foreign security incorporated outside the United States.
(c) Represents the 7 day yield at 1/31/11.
(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	January 31, 2011 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks (Long Positions)	$5,183,326	$-	$-	$5,183,326
Short-Term Investments	4,146,340	-	-	4,146,340
Common Stocks (Short Positions)	(3,143,241)	-	-	(3,143,241)
Total Investments	$6,186,425	$-	$-	$6,186,425

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.9%
Andover Public Building Commission, Facilities, Revenue Bonds, 4.50%, 9/01/30 (a)	500,000	442,770
Blue Valley Recreation Commission, COP, AGM, 3.85%, 10/01/14	500,000	532,855
Butler County Unified School District No. 385 Andover, School District, GO UT, AGM, 5.60%, 9/01/12	1,775,000	1,902,196
Butler County Unified School District No. 385 Andover, School District, GO UT, NATL-RE, 5.00%, 9/01/18 (a)	2,000,000	2,131,920
Butler County Unified School District No. 394 Rose Hill, School District, GO UT, AGM, 3.50%, 9/01/24, Pre-Refunded 9/01/15 @ 100	875,000	833,017
Butler County Unified School District No. 490 El Dorado, School District, GO UT, AGM,
5.00%, 9/01/23 (a)	500,000	523,265
4.05%, 9/01/27 (a)	630,000	597,813
Butler County Unified School District No. 490 El Dorado, School District, GO UT, FSA,
5.00%, 9/01/24 (a)	690,000	788,884
5.00%, 9/01/24 (a)	395,000	411,697
Chisholm Creek Utility Authority, Water, Revenue Bonds, NATL-RE,
5.25%, 9/01/14, Pre-Refunded 9/01/12 @ 100 (a)	710,000	760,595
5.25%, 9/01/15, Pre-Refunded 9/01/12 @ 100 (a)	400,000	428,504
City of Abilene, General Obligation, GO UT,
4.30%, 9/01/27 (a)	250,000	229,765
4.60%, 9/01/30 (a)	810,000	739,895
City of Bel Aire, General Obligation, GO UT, 4.50%, 6/01/12 (a)	1,000,000	1,001,970
City of Burlington, Development, Revenue Bonds, SYNCORA, 5.25%, 12/01/23, Putable 4/01/13 @ 100 † (a)	1,000,000	1,052,710
City of Burlington, Utilities, Revenue Bonds, NATL-RE, 5.30%, 6/01/31 (a)	1,095,000	1,059,204
City of Coffeyville, General Obligation, GO UT, 3.25%, 11/01/11 (a)	500,000	500,955
City of Dodge City, Facilities, Revenue Bonds, AGM, 5.25%, 6/01/31 (a)	500,000	510,100
City of Dodge City, General Obligation, GO UT, AGM, 4.25%, 9/01/29 (a)	835,000	779,598
City of Fairway, General Obligation, GO UT,
3.75%, 9/01/25 (a)	250,000	235,265
4.00%, 9/01/28 (a)	470,000	431,192
4.00%, 9/01/29 (a)	390,000	351,109
City of Halstead, General Obligation, GO UT, 4.25%, 10/01/30 (a)	300,000	259,305
City of Hiawatha, General Obligation, GO UT, 4.60%, 10/01/26 (a)	300,000	293,430
City of Horton, Power, Revenue Bonds, 4.15%, 10/01/21 (a)	540,000	521,440
City of Junction City, General Obligation, GO UT, AGM, 4.50%, 9/01/31 (a)	1,000,000	892,240
City of La Cygne, Power, Revenue Bonds, SYNCORA, 4.05%, 3/01/15	382,000	396,833
City of Lansing, General Obligation, GO UT, FSA, 4.45%, 9/01/22 (a)	395,000	411,211
City of Lawrence, Medical, Revenue Bonds,
5.38%, 7/01/16 (a)	1,000,000	1,034,760
5.25%, 7/01/21 (a)	610,000	617,125
City of Lawrence, Water, Revenue Bonds, 4.30%, 11/01/22 (a)	235,000	239,174
City of Leawood, General Obligation, GO UT, 4.20%, 9/01/23 (a)	565,000	576,712
City of Lenexa, General Obligation, GO UT, 4.00%, 9/01/25 (a)	480,000	475,277
City of Lenexa, Nursing Homes, Revenue Bonds, 6.88%, 11/01/32, Pre-Refunded 5/15/12 @ 101 (a)	1,500,000	1,636,035
City of Lindsborg, General Obligation, GO UT, 4.60%, 10/01/29 (a)	600,000	541,560
City of Maize, Water, Revenue Bonds, 5.25%, 8/01/26 (a)	1,000,000	1,010,440
City of Manhattan, General Obligation, GO UT,
4.50%, 11/01/17	400,000	443,848
3.25%, 11/01/20 (a)	350,000	341,684
City of Newton, General Obligation, GO UT, NATL-RE, 5.00%, 9/01/24 (a)	1,000,000	1,028,290
City of Newton, Water, Revenue Bonds, 4.90%, 3/01/12 (a)	365,000	365,000
City of Olathe, General, Tax Allocation,
4.75%, 3/01/11	180,000	180,000
5.45%, 9/01/22 (a)	660,000	426,545
City of Olathe, Medical, Revenue Bonds,
5.13%, 9/01/22 (a)	1,315,000	1,323,337
5.25%, 9/01/25 (a)	500,000	488,535
5.00%, 9/01/29 (a)	800,000	723,456
5.00%, 9/01/30 (a)	750,000	659,745
4.13%, 9/01/37, Putable 3/01/13 @ 100 † (a)	1,500,000	1,534,770
City of Ottawa, Education, Revenue Bonds, 5.00%, 4/15/25 (a)	1,510,000	1,535,292
City of Overland Park, General Obligation, GO UT,
3.00%, 9/01/17	735,000	758,505

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.9% (continued)
5.00%, 9/01/19 (a)	630,000	666,483
City of Park City, General Obligation, GO UT, 5.38%, 12/01/25 (a)	500,000	460,375
City of Pittsburg, General, Tax Allocation, 4.90%, 4/01/24 (a)	1,100,000	748,264
City of Roeland Park, General, Tax Allocation, 5.38%, 8/01/19 (a)	500,000	449,810
City of Salina, General Obligation, GO UT, 3.88%, 10/01/25 (a)	1,135,000	1,119,326
City of Salina, Medical, Revenue Bonds,
5.00%, 10/01/20 (a)	460,000	469,821
5.00%, 10/01/23 (a)	570,000	573,568
City of Shawnee, General Obligation, GO UT, 4.00%, 12/01/25 (a)	370,000	374,936
City of Topeka, General Obligation, GO UT, 4.00%, 8/15/30 (a)	2,000,000	1,699,180
City of Wamego, Pollution, Revenue Bonds, NATL-RE, 5.30%, 6/01/31 (a)	900,000	870,579
City of Wichita, General Obligation, GO UT,
5.00%, 10/01/12	2,325,000	2,492,214
2.38%, 4/01/19 (a)	250,000	234,985
4.00%, 6/01/23 (a)	405,000	410,431
4.00%, 6/01/24 (a)	150,000	150,846
4.00%, 6/01/24 (a)	180,000	181,134
4.00%, 6/01/24 (a)	100,000	100,813
4.00%, 6/01/25 (a)	820,000	810,267
4.00%, 6/01/26 (a)	475,000	463,795
4.00%, 6/01/27 (a)	780,000	750,056
4.00%, 12/01/29 (a)	250,000	226,928
City of Wichita, Medical, Revenue Bonds,
5.00%, 11/15/13 (a)	295,000	304,458
5.25%, 11/15/15 (a)	335,000	344,792
5.00%, 11/15/17	200,000	214,344
5.50%, 11/15/17 (a)	500,000	513,640
6.25%, 11/15/19 (a)	750,000	778,342
4.75%, 11/15/24 (a)	560,000	535,914
5.25%, 11/15/24 (a)	2,000,000	1,999,840
City of Wichita, Water/Sewer, Revenue Bonds,
4.00%, 10/01/29 (a)	1,000,000	879,040
5.00%, 10/01/29 (a)	750,000	772,807
4.00%, 10/01/30 (a)	1,000,000	869,560
City of Wichita, Water/Sewer, Revenue Bonds, AMBAC, 5.13%, 10/01/29 (a) (b)	780,000	800,966
City of Wichita, Water/Sewer, Revenue Bonds, AGM, 5.00%, 10/01/32 (a)	500,000	505,220
City of Wichita, Water/Sewer, Revenue Bonds, NATL-RE FGIC,
4.70%, 10/01/12 (a)	1,230,000	1,233,419
5.00%, 10/01/12	1,000,000	1,067,780
5.00%, 10/01/13	800,000	880,928
5.25%, 10/01/15 (a)	350,000	380,657
5.00%, 10/01/16 (a)	500,000	546,205
5.25%, 10/01/17 (a)	2,300,000	2,458,102
Coffeyville Community College, Higher Education, Revenue Bonds, 5.05%, 10/01/25, Pre-Refunded 10/01/15 @ 100 (a)	1,975,000	2,224,877
Coffeyville Public Building Commission, Medical, Revenue Bonds, AMBAC, 5.00%, 8/01/22 (a) (b)	250,000	232,793
Commonwealth of Puerto Rico, General Obligation, GO UT, AGM., 5.50%, 7/01/29	125,000	125,859
County of Cherokee, COP, NATL-RE FGIC, 5.00%, 12/01/21 (a)	1,170,000	1,251,572
County of Douglas, General Obligation, GO UT,
4.00%, 9/01/24 (a)	425,000	416,691
4.25%, 9/01/30 (a)	320,000	293,274
County of Douglas, General Obligation, GO UT, AMBAC, 5.00%, 8/01/18 (a) (b)	1,935,000	2,024,958
County of Ford, General Obligation, GO UT, AGM, 4.25%, 9/01/22 (a)	250,000	253,965
County of Franklin, COP, 4.75%, 9/01/21 (a)	750,000	762,705
County of Johnson, General Obligation, GO UT, 4.50%, 9/01/13	1,230,000	1,337,637
County of Neosho, General, Revenue Bonds, AGM,
4.00%, 10/01/18	220,000	229,130
4.00%, 10/01/19	225,000	231,975
4.50%, 10/01/27 (a)	740,000	702,216
County of Scott, General Obligation, GO UT, 5.00%, 4/01/28 (a)	500,000	505,830
County of Sedgwick KS / County of Shawnee, Single Family Housing, Revenue Bonds, GNMA,
8.05%, 5/01/14	15,000	15,300
6.70%, 6/01/29 †	80,000	85,016

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.9% (continued)
County of Sedgwick, General Obligation, GO UT, 4.20%, 8/01/25 (a)	535,000	531,555
County of Sedgwick, Medical, Revenue Bonds,
5.00%, 8/01/25 (a)	500,000	483,975
5.25%, 8/01/31 (a)	500,000	477,065
County of Sedgwick, Single Family Housing, Revenue Bonds, GNMA, 6.50%, 12/01/16	5,000	5,059
County of Shawnee, COP,
5.00%, 9/01/22 (a)	1,640,000	1,692,004
5.00%, 9/01/23 (a)	1,840,000	1,889,864
County of Shawnee, General Obligation, GO UT, 3.00%, 9/01/23 (a)	785,000	685,148
County of Shawnee, General Obligation, GO UT, AGM, 5.00%, 9/01/19 (a)	700,000	744,954
Cowley County Unified School District No. 465 Winfield, School District, GO UT, NATL-RE, 5.25%, 10/01/15 (a)	1,310,000	1,415,507
Crawford County Public Building Commission, General Obligation, Revenue Bonds, 5.38%, 9/01/24 (a)	2,300,000	2,287,856
Dodge City Community College, Higher Education, Revenue Bonds, 5.13%, 4/01/30 (a)	250,000	230,343
Douglas County Unified School District No. 348 Baldwin City, School District, GO UT, 5.00%, 9/01/30 (a)	1,405,000	1,362,288
Douglas County Unified School District No. 491 Eudora, School District, GO UT, AGM, 5.00%, 9/01/29 (a)	200,000	200,994
Franklin County Unified School District No. 289 Wellsville, School District, GO UT, AGM, 5.35%, 9/01/11	65,000	66,824
Geary County Unified School District No. 475, School District, GO UT, NATL-RE,
5.25%, 9/01/18 (a)	795,000	836,849
5.25%, 9/01/20, Pre-Refunded 9/01/15 @ 100 (a)	2,025,000	2,337,397
5.25%, 9/01/22, Pre-Refunded 9/01/15 @ 100 (a)	1,650,000	1,904,545
Harvey County Unified School District No. 373 Newton, School District, GO UT, FSA, 4.80%, 9/01/18 (a)	635,000	636,784
Harvey County Unified School District No. 373 Newton, School District, GO UT, NATL-RE, 5.00%, 9/01/22 (a)	1,700,000	1,781,804
Hoisington Public Building Corp., Medical, Revenue Bonds, AMBAC, 5.00%, 11/01/23 (a) (b)	1,700,000	1,738,862
Johnson County Community College District, Higher Education, Revenue Bonds, AMBAC, 5.00%, 11/15/24 (a) (b)	1,000,000	1,017,160
Johnson County Park & Recreation District, COP, 5.00%, 9/01/23 (a)	870,000	894,299
Johnson County Park & Recreation District, Facilities, COP,
4.00%, 9/01/18	610,000	627,470
4.13%, 9/01/27 (a)	720,000	645,358
Johnson County Park & Recreation Foundation, Facilities, Revenue Bonds, 5.38%, 9/01/16 (a)	1,000,000	1,012,500
Johnson County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 9/01/20 (a)	225,000	232,124
4.00%, 9/01/22 (a)	415,000	418,291
4.50%, 9/01/22 (a)	100,000	105,039
4.38%, 9/01/23 (a)	100,000	103,420
4.00%, 9/01/24 (a)	500,000	492,260
4.75%, 9/01/24 (a)	790,000	827,327
4.88%, 9/01/25 (a)	200,000	208,020
Johnson County Unified School District No. 229 Blue Valley, School District, GO UT, 3.00%, 10/01/21 (a)	1,250,000	1,178,537
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, AMBAC, 5.00%, 10/01/25 (a) (b)	1,070,000	1,095,873
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, NATL-RE FGIC, 5.00%, 10/01/23 (a)	1,080,000	1,116,385
Johnson County Unified School District No. 232 De Soto, School District, GO UT, AGM,
5.25%, 9/01/20 (a)	1,325,000	1,443,309
5.25%, 9/01/23 (a)	1,000,000	1,072,960
Johnson County Unified School District No. 232 De Soto, School District, GO UT, NATL-RE, 5.00%, 3/01/15	600,000	659,262
Johnson County Unified School District No. 232 De Soto, School District, GO UT, NATL-RE FGIC, 4.35%, 9/01/14 (a)	600,000	631,374
Johnson County Unified School District No. 233 Olathe, School District, GO UT, NATL-RE FGIC, 5.50%, 9/01/14	325,000	369,509
Johnson County Unified School District No. 512 Shawnee Mission, School District, GO UT, 4.25%, 10/01/23 (a)	1,000,000	1,019,320

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.9% (continued)
Johnson County Water District No. 1, Water, Revenue Bonds,
5.00%, 6/01/12 (a)	1,000,000	1,036,180
5.00%, 12/01/13 (a)	750,000	773,137
3.00%, 1/01/16	1,225,000	1,284,363
3.00%, 1/01/17	650,000	672,822
3.25%, 7/01/20 (a)	1,440,000	1,449,432
3.50%, 1/01/27 (a)	475,000	408,880
3.25%, 12/01/30 (a)	1,500,000	1,174,275
Kansas Development Finance Authority, Development, Revenue Bonds,
4.00%, 6/01/17	695,000	728,631
4.00%, 6/01/19	200,000	205,270
4.00%, 11/01/27 (a)	765,000	702,270
4.00%, 11/01/28 (a)	550,000	499,048
5.00%, 11/01/28 (a)	2,055,000	2,079,516
5.00%, 11/01/29 (a)	2,060,000	2,069,991
5.00%, 6/15/31 (a)	2,500,000	2,440,550
Kansas Development Finance Authority, Facilities, Revenue Bonds, 5.00%, 10/01/22 (a)	1,140,000	1,206,359
Kansas Development Finance Authority, Facilities, Revenue Bonds, AMBAC,
5.00%, 10/01/13 (a) (b)	500,000	529,785
5.50%, 3/01/16, Pre-Refunded 3/01/11 @ 100 (a) (b)	400,000	402,041
5.50%, 3/01/16 (a) (b)	250,000	250,780
5.25%, 10/01/17, Pre-Refunded 10/01/12 @ 100 (a) (b)	1,115,000	1,200,554
5.25%, 10/01/17 (a) (b)	135,000	140,774
5.25%, 10/01/18, Pre-Refunded 10/01/12 @ 100 (a) (b)	1,610,000	1,733,535
5.25%, 10/01/22, Pre-Refunded 10/01/12 @ 100 (a) (b)	1,960,000	2,110,391
Kansas Development Finance Authority, Facilities, Revenue Bonds, FGIC,
5.00%, 4/01/13	150,000	163,436
5.00%, 4/01/18, Pre-Refunded 4/01/14 @ 101 (a)	130,000	146,571
Kansas Development Finance Authority, Facilities, Revenue Bonds, FSA,
5.13%, 11/01/25 (a)	100,000	105,581
5.25%, 11/01/28 (a)	255,000	262,994
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE,
5.00%, 8/01/11 (a)	500,000	501,335
5.00%, 5/01/13	500,000	541,015
5.50%, 8/01/15, Pre-Refunded 8/01/11 @ 100 (a)	1,500,000	1,536,615
5.00%, 5/01/16 (a)	205,000	221,982
5.25%, 5/01/16 (a)	1,275,000	1,285,914
5.25%, 11/01/21 (a)	250,000	271,840
5.25%, 11/01/26 (a)	1,200,000	1,263,888
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE FGIC,
5.00%, 4/01/15	250,000	275,530
5.00%, 4/01/17 (a)	595,000	642,588
5.00%, 4/01/18 (a)	370,000	395,626
5.00%, 4/01/20 (a)	515,000	543,155
Kansas Development Finance Authority, Higher Education, Revenue Bonds,
5.00%, 6/01/15 (a)	930,000	997,304
4.00%, 3/01/16	700,000	761,264
5.00%, 6/01/18 (a)	1,000,000	1,047,970
5.00%, 6/01/21 (a)	1,235,000	1,268,407
5.00%, 6/01/28 (a)	2,475,000	2,486,286
Kansas Development Finance Authority, Higher Education, Revenue Bonds, 5.00%, 4/01/29 (a)	650,000	652,327
Kansas Development Finance Authority, Higher Education, Revenue Bonds, AMBAC,
5.00%, 8/01/11 (b)	120,000	122,724
5.00%, 8/01/11 (b)	380,000	388,394
5.25%, 8/01/19 (a) (b)	410,000	428,294
5.00%, 10/01/20 (a) (b)	200,000	210,022
5.00%, 5/01/21 (a) (b)	2,090,000	2,148,520
5.00%, 10/01/21 (a) (b)	2,750,000	2,874,850
Kansas Development Finance Authority, Higher Education, Revenue Bonds, 4.00%, 4/01/24 (a)	230,000	216,994
Kansas Development Finance Authority, Higher Education, Revenue Bonds, NATL-RE, 4.25%, 4/01/27 (a)	200,000	183,252
Kansas Development Finance Authority, Higher Education, Revenue Bonds, SYNCORA, 5.00%, 2/01/26 (a)	2,000,000	2,023,760

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.9% (continued)
Kansas Development Finance Authority, Medical, Revenue Bonds,
5.25%, 11/15/21 (a)	1,300,000	1,381,640
5.00%, 11/15/22 (a)	250,000	258,255
5.00%, 11/15/22 (a)	500,000	503,770
5.50%, 11/15/22 (a)	1,000,000	1,067,330
5.25%, 11/15/23, Putable 11/15/11 @ 100 †	1,000,000	1,017,170
5.00%, 11/15/24 (a)	1,000,000	1,005,070
5.25%, 1/01/25 (a)	1,500,000	1,534,215
5.00%, 5/15/25 (a)	1,500,000	1,379,265
5.50%, 11/15/29 (a)	1,150,000	1,162,661
Kansas Development Finance Authority, Medical, Revenue Bonds, NATL-RE,
5.75%, 11/15/12 (a)	1,000,000	1,037,030
5.00%, 11/15/27 (a)	1,875,000	1,779,000
Kansas Development Finance Authority, Nursing Homes, Revenue Bonds, GNMA, 5.35%, 5/20/23 (a)	1,000,000	1,029,730
Kansas Development Finance Authority, Transportation, Revenue Bonds,
5.00%, 10/01/14	350,000	393,075
5.00%, 10/01/16	1,585,000	1,821,783
5.00%, 10/01/21 (a)	1,270,000	1,403,274
4.63%, 10/01/26 (a)	300,000	308,460
Kansas Development Finance Authority, Transportation, Revenue Bonds, NATL-RE FGIC,
5.00%, 11/01/20 (a)	900,000	971,595
5.00%, 11/01/21 (a)	500,000	536,005
5.00%, 11/01/22 (a)	200,000	213,014
5.00%, 11/01/23 (a)	1,250,000	1,322,712
5.00%, 11/01/25 (a)	1,000,000	1,039,360
Kansas Development Finance Authority, Water, Revenue Bonds,
5.50%, 11/01/13 (a)	900,000	976,410
5.50%, 11/01/15	200,000	232,414
5.00%, 11/01/19, Pre-Refunded 11/01/12 @ 100	2,000,000	2,069,840
5.50%, 11/01/19 (a)	960,000	1,041,504
3.13%, 4/01/21 (a)	1,500,000	1,418,670
3.25%, 4/01/23 (a)	1,795,000	1,682,059
5.00%, 4/01/23 (a)	1,860,000	2,082,270
5.00%, 11/01/24 (a)	1,000,000	1,028,830
6.00%, 4/01/27, Pre-Refunded 4/01/13 @ 100	2,000,000	2,224,180
Kansas Independent College Finance Authority, Higher Education, Revenue Bonds, 6.00%, 10/01/21 (a)	1,500,000	1,505,415
Kansas Public Wholesale Water Supply District No. 11, General Obligation, GO UT, AMBAC, 4.60%, 10/01/29, Pre-Refunded 4/01/11 @ 100 (b)	100,000	100,683
Kansas State Department of Transportation, Transportation, Revenue Bonds,
5.00%, 9/01/11	415,000	426,176
5.50%, 9/01/14	1,000,000	1,144,840
5.00%, 3/01/20 (a)	1,170,000	1,274,984
4.30%, 9/01/21 (a)	575,000	600,312
5.00%, 9/01/22 (a)	4,615,000	5,062,517
5.00%, 9/01/23 (a)	1,705,000	1,857,308
5.00%, 9/01/24 (a)	1,080,000	1,166,821
Kansas Turnpike Authority, Transportation, Revenue Bonds, 4.00%, 9/01/26 (a)	1,000,000	926,260
Kansas Turnpike Authority, Transportation, Revenue Bonds, AGM, 5.00%, 9/01/20 (a)	500,000	523,910
La Cygne Public Building Commission, Facilities, Revenue Bonds, 5.00%, 11/01/29 (a)	375,000	358,699
Leavenworth County Unified School District No. 453, School District, GO UT, AGM,
5.25%, 9/01/23 (a)	500,000	539,340
4.75%, 3/01/25 (a)	535,000	542,511
Leavenworth County Unified School District No. 458, School District, GO UT,
5.25%, 9/01/28 (a)	1,250,000	1,282,050
5.00%, 9/01/29 (a)	395,000	384,726
5.00%, 9/01/30 (a)	215,000	207,445
Leavenworth County Unified School District No. 464, School District, GO UT, NATL-RE, 5.00%, 9/01/25, Pre-Refunded 9/01/15 @ 100 (a)	1,380,000	1,581,038
Leavenworth County Unified School District No. 464, School District, GO UT, NATL-RE FGIC, 4.10%, 9/01/25 (a)	405,000	388,225
Leavenworth County Unified School District No. 469, School District, GO UT, FGIC, 5.00%, 9/01/24, Pre-Refunded 9/01/15 @ 100 (a)	2,400,000	2,743,944

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.9% (continued)
Lyon County Public Building Commission, Facilities, Revenue Bonds, 4.00%, 12/01/21 (a)	500,000	482,910
Lyon County Unified School District No. 253 Emporia, School District, GO UT, NATL-RE FGIC, 5.00%, 9/01/12	250,000	264,963
Maize Public Building Commission, Facilities, Revenue Bonds, 5.25%, 5/01/25 (a)	1,000,000	996,940
Marais Des Cygnes Public Utility Authority, Water, Revenue Bonds, AGM, 4.63%, 12/01/38 (a)	530,000	470,714
Miami County Unified School District No. 367 Osawatomie, School District, GO UT, AGM, 5.00%, 9/01/25 (a)	1,310,000	1,352,640
Miami County Unified School District No. 416 Louisburg, School District, GO UT, NATL-RE,
4.00%, 9/01/15	900,000	967,725
5.00%, 9/01/20 (a)	1,235,000	1,307,556
Mitchell County Public Building Commission, Medical, Revenue Bonds, AGM, 4.50%, 3/01/28 (a)	430,000	424,436
Overland Park Transportation Development District, Transportation, Revenue Bonds, 5.90%, 4/01/32 (a)	1,000,000	941,380
Puerto Rico Electric Power Authority, Power, Revenue Bonds, NATL-RE, 5.00%, 7/01/19	1,000,000	1,024,090
Reno County Unified School District No. 308 Hutchinson, School District, GO UT, NATL-RE,
5.00%, 9/01/16	1,000,000	1,101,460
5.00%, 9/01/25 (a)	200,000	203,920
Rice County Unified School District No. 376 Sterling, School District, GO UT, AGM, 5.25%, 9/01/35 (a)	500,000	513,880
Rice County Unified School District No. 444, School District, GO UT, 5.08%, 9/01/14 (a)	620,000	621,755
Riley County Unified School District No. 383 Manhattan-Ogden, School District, GO UT,
5.00%, 9/01/23 (a)	1,000,000	1,068,980
5.00%, 9/01/27 (a)	1,350,000	1,406,079
Riley County Unified School District No. 383 Manhattan-Ogden, School District, GO UT, NATL-RE, 5.00%, 11/01/14 (a)	1,000,000	1,027,910
Saline County Unified School District No. 305 Salina, School District, GO UT, FSA,
5.50%, 9/01/17 (a)	780,000	800,483
5.50%, 9/01/17 (a)	220,000	223,082
Scott County Public Building Corp., Nursing Homes, Revenue Bonds, 4.00%, 9/01/25 (a)	510,000	466,961
Scott County Unified School District No. 466 Scott City, School District, GO UT, FGIC, 5.25%, 9/01/17, Pre-Refunded @ 9/01/12 (a)	400,000	428,176
Sedgwick County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 8/01/15 (a)	500,000	531,675
5.00%, 8/01/23 (a)	390,000	422,124
5.00%, 8/01/24 (a)	100,000	107,223
4.13%, 8/01/26 (a)	500,000	489,620
5.25%, 8/01/26 (a)	130,000	139,650
5.25%, 8/01/28 (a)	800,000	849,304
Sedgwick County Unified School District No. 259 Wichita, School District, GO UT, 5.00%, 10/01/21 (a)	1,000,000	1,091,560
Sedgwick County Unified School District No. 261 Haysville, School District, GO UT, AGM,
4.00%, 11/01/13	500,000	536,275
5.00%, 11/01/19 (a)	1,000,000	1,091,250
5.00%, 11/01/20 (a)	250,000	269,073
5.00%, 11/01/23 (a)	200,000	209,180
Sedgwick County Unified School District No. 262 Valley Center, School District, GO UT, AGM., 5.00%, 9/01/24 (a)	745,000	777,415
Sedgwick County Unified School District No. 266 Maize, School District, GO UT, NATL-RE,
5.00%, 9/01/16	150,000	165,219
5.00%, 9/01/17	100,000	109,976
5.00%, 9/01/19 (a)	500,000	533,120
Shawnee County Unified School District No. 437 Auburn - Washburn, School District, GO UT,
3.95%, 9/01/27 (a)	795,000	741,425
3.95%, 9/01/28 (a)	825,000	760,287
4.00%, 9/01/29 (a)	285,000	260,687
Shawnee County Unified School District No. 501 Topeka, School District, GO UT, AGM, 5.00%, 8/01/13	1,000,000	1,093,890
Topeka Public Building Commission, Facilities, Revenue Bonds, NATL-RE,
5.00%, 6/01/13	1,140,000	1,236,387
5.00%, 6/01/27 (a)	2,355,000	2,460,174
University of Kansas Hospital Authority, Medical, Revenue Bonds, 5.00%, 9/01/21 (a)	1,075,000	1,101,219

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.9% (continued)
University of Kansas Hospital Authority, Medical, Revenue Bonds, GO,
5.50%, 9/01/11	300,000	308,553
5.25%, 9/01/13, Pre-Refunded 9/01/12 @ 100 (a)	450,000	480,965
6.00%, 9/01/16, Pre-Refunded 9/01/12 @ 100 (a)	1,120,000	1,210,194
5.63%, 9/01/27, Pre-Refunded 9/01/12 @ 100 (a)	275,000	295,534
5.63%, 9/01/32, Pre-Refunded 9/01/12 @ 100 (a)	1,100,000	1,182,137
Wyandotte County Unified School District No. 202 Turner, School District, GO UT, AMBAC, 5.00%, 9/01/13 (b)	1,000,000	1,089,230
Wyandotte County Unified School District No. 204 Bonner Springs-Edwardsville, School District, GO UT, NATL-RE FGIC, 5.00%, 9/01/24 (a)	1,000,000	1,018,790
Wyandotte County Unified School District No. 500 Kansas City, School District, GO UT, AGM,
5.25%, 9/01/12, Pre-Refunded 9/01/11 @ 100 (a)	1,805,000	1,855,468
5.25%, 9/01/15 (a)	1,000,000	1,098,910
5.50%, 9/01/16, Pre-Refunded 9/01/12 @ 100 (a)	300,000	322,554
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24 (a)	800,000	830,104
Wyandotte County-Kansas City Unified Government, Facilities, Revenue Bonds, NATL-RE, 6.00%, 5/01/15 (a)	1,975,000	1,993,328
Wyandotte County-Kansas City Unified Government, GO UT,
5.00%, 8/01/29 (a)	1,000,000	1,012,820
4.00%, 8/01/30 (a)	500,000	432,470
Wyandotte County-Kansas City Unified Government, Multi-Family Housing, Revenue Bonds, 4.75%, 8/01/34, Putable 8/01/14 @ 100 † (a)	2,385,000	2,420,489
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
4.60%, 10/01/16	190,000	171,108
5.00%, 12/01/21 (a)	1,090,000	1,063,240
4.88%, 10/01/28 (a)	475,000	343,663
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds, 4.25%, 9/01/23 (a)	500,000	481,560
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds, AGM, 5.00%, 9/01/24 (a)	470,000	482,511
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds, NATL-RE, 4.50%, 9/01/28 (a)	2,900,000	2,636,680

Total Municipal Bonds (Cost $266,936,604)		265,880,823
	Shares
Short-Term Investments — 0.9%
Money Market Funds — 0.9%
Federated Tax-Free Obligations Fund, 0.11% (c)	1,525,033	1,525,033
Marshall Tax-Free Money Market Fund, Class I, 0.35% (c)	1,000,000	1,000,000

Total Short-Term Investments (Cost $2,525,033)		2,525,033

Total Investments (Cost $269,461,637(d)) — 97.8%		$268,405,856

Other assets in excess of liabilities — 2.2%		5,913,411

NET ASSETS — 100.0%		$274,319,267

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 1/31/11.
(a)	Issue has a call provision.
(b)
This bond is covered by insurance issued by Ambac Assured Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interests on these bonds when they fall due is not known at this time.

(c)	Represents the 7 day yield at 1/31/11.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2011 (Unaudited)

Summary of Abbreviations
AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by American Municipal Bond Assurance Corp.
COP — Certificate of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GNMA — Government National Mortgage Association
GO — General Obligation
NATL-RE — Insured by National Rural Utilities Cooperative Finance Corporation Reinsurance
SYNCORA — Insured by XL Capital Assurance
UT — Unlimited Tax

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$265,880,823	$-	$265,880,823
Short-Term Investments	2,525,033	-	-	2,525,033
Total Investments	$2,525,033	$265,880,823	$-	$268,405,856

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Absolute Return Bull Bear Bond Fund	January 31, 2011 (Unaudited)

	Principal ($)	Value ($)
U.S. Treasury Obligations — 94.6%
U.S. Treasury Bonds — 22.1%
8.00%, 11/15/21	3,796,000	5,339,313
6.50%, 11/15/26	1,425,000	1,820,883
5.00%, 5/15/37	1,910,000	2,060,115
4.50%, 8/15/39	1,910,000	1,892,990

		11,113,301

U.S. Treasury Notes — 72.5%
1.38%, 2/15/12	4,264,000	4,311,471
4.13%, 8/31/12	4,736,000	5,011,465
3.13%, 8/31/13	5,208,000	5,524,547
2.25%, 5/31/14	5,204,000	5,397,120
2.50%, 4/30/15	5,203,000	5,400,553
2.75%, 11/30/16	5,207,000	5,331,479
3.50%, 2/15/18	5,215,000	5,486,342

		36,462,977

Total U.S. Treasury Obligations (Cost $47,658,644)		47,576,278

	Shares
Short-Term Investments — 2.3%
Money Market Fund — 2.3%
Federated Treasury Obligations Fund, 0.01% (a)	1,153,356	1,153,356

Total Short-Term Investments (Cost $1,153,356)		1,153,356

Total Investments (Cost $48,812,000(b)) — 96.9%		$48,729,634

Other assets in excess of liabilities — 3.1%		1,560,366

NET ASSETS — 100.0%		$50,290,000

(a)	Represents the 7 day yield at 1/31/11.
(b)	See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$47,576,278	$-	$47,576,278
Short-Term Investments	1,153,356	-	-	1,153,356
Total Investments	$1,153,356	$47,576,278	$-	$48,729,634

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	January 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 0.8%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 2.76%, 6/25/34 †	69,115	68,377
Fannie Mae Grantor Trust, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	325,238	359,294
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44	113,894	132,293

Total Asset-Backed Securities (Cost $516,448)		559,964

Collateralized Mortgage Obligations — 3.6%
Fannie Mae REMICS,
Series 1994-77, Class FB, 1.78%, 4/25/24 †	88,262	90,778
Series 1999-57, Class FC, 0.51%, 11/17/29 †	192,885	192,593
Series 2002-16, Class XU, 5.50%, 4/25/17	1,006,446	1,092,551
Series 2002-44, Class FJ, 1.26%, 4/25/32 †	108,479	110,560
Series 2002-49, Class KG, 5.50%, 8/25/17	224,106	244,796
Series 2002-60, Class FV, 1.26%, 4/25/32 †	100,953	102,748
Series 2002-66, Class FG, 1.26%, 9/25/32 †	106,293	108,353
Series 2002-69, Class FA, 1.26%, 10/25/32 †	102,618	104,606
Series 2003-106, Class FA, 1.16%, 11/25/33 †	63,719	64,802
Series 2007-88, Class FW, 0.81%, 9/25/37 †	84,397	82,949
Freddie Mac REMICS,
Series 1382, Class KA, 1.46%, 10/15/22 †	86,800	86,828
Series 2691, Class FE, 0.86%, 12/15/28 †	46,724	46,799
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.71%, 3/25/18 †	85,195	85,042
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.36%, 3/25/33 †	91,983	88,698

Total Collateralized Mortgage Obligations (Cost $2,379,850)		2,502,103

Commercial Mortgage-Backed Securities — 2.8%
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	320,000	344,572
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, 5.76%, 6/10/46 †	200,000	219,517
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.83%, 11/15/37	170,000	179,879
GE Capital Commercial Mortgage Corp., Series 2004-C3, Class A4, 5.19%, 7/10/39 †	180,000	193,345
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A4, 5.38%, 6/12/41 †	190,000	205,044
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4, 5.43%, 12/12/43	725,000	769,367

Total Commercial Mortgage-Backed Securities (Cost $1,860,604)		1,911,724

Corporate Bonds — 31.7%
Consumer Discretionary — 2.2%
Hanesbrands, Inc., 8.00%, 12/15/16	75,000	81,375
Levi Strauss & Co., 7.63%, 5/15/20	450,000	473,063
Royal Caribbean Cruises Ltd., 6.88%, 12/01/13 (a)	425,000	459,531
Yum! Brands, Inc., 6.25%, 3/15/18	450,000	511,335

		1,525,304

Consumer Staples — 1.0%
Constellation Brands, Inc., 7.25%, 5/15/17	450,000	483,750
CVS Caremark Corp., 6.13%, 8/15/16	200,000	228,689

		712,439

Energy — 1.6%
Canadian Natural Resources Ltd., 5.15%, 2/01/13 (a)	200,000	214,639
Chesapeake Energy Corp., 9.50%, 2/15/15	350,000	411,250
Petrobras International Finance Co., 3.88%, 1/27/16 (a)	500,000	507,240

		1,133,129

Financials — 18.1%
American Express Credit Corp., 7.30%, 8/20/13	400,000	452,206
Bank of America Corp.,
4.90%, 5/01/13	200,000	211,060
5.75%, 12/01/17	200,000	209,708
5.65%, 5/01/18	625,000	651,948

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	January 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 31.7% (continued)
Financials — 18.1% (continued)
Bear Stearns Cos. LLC (The), 7.25%, 2/01/18	625,000	738,793
Berkshire Hathaway, Inc., 3.20%, 2/11/15	650,000	672,861
CIT Group, Inc., 7.00%, 5/01/15	350,000	355,687
Citigroup, Inc.,
6.01%, 1/15/15	250,000	275,673
4.75%, 5/19/15	500,000	528,191
Credit Suisse USA, Inc., 5.50%, 8/15/13	300,000	327,702
Credit Suisse/New York NY, 5.30%, 8/13/19 (a)	300,000	314,409
First Horizon National Corp., 5.38%, 12/15/15	660,000	681,324
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	425,000	467,724
General Electric Capital Corp.,
2.80%, 1/08/13	400,000	410,672
6.75%, 3/15/32	650,000	713,242
Goldman Sachs Group, Inc. (The), 5.75%, 10/01/16	600,000	660,061
Health Care REIT, Inc., 4.70%, 9/15/17	550,000	557,030
JPMorgan Chase & Co., 6.30%, 4/23/19	190,000	214,595
KeyBank NA, 4.95%, 9/15/15	270,000	283,303
MetLife, Inc., 5.38%, 12/15/12	80,000	86,412
Morgan Stanley, 5.30%, 3/01/13	600,000	642,951
Northern Trust Corp., 4.63%, 5/01/14	500,000	542,868
PNC Funding Corp., 5.40%, 6/10/14	200,000	219,915
SLM Corp., 5.38%, 1/15/13	250,000	260,244
U.S. Bancorp, 2.13%, 2/15/13	270,000	275,192
U.S. Bank NA, 3.78%, 4/29/20 †	700,000	716,173
Wells Fargo & Co., 3.75%, 10/01/14	675,000	713,613
Wilmington Trust Corp., 4.88%, 4/15/13	325,000	334,340

		12,517,897

Industrials — 1.7%
Burlington Northern Santa Fe LLC, 3.60%, 9/01/20	300,000	286,033
Hutchison Whampoa International Ltd., 6.50%, 2/13/13 (a) (b)	500,000	546,374
Masco Corp., 7.13%, 3/15/20	350,000	365,936

		1,198,343

Materials — 2.3%
Cliffs Natural Resources, Inc., 4.80%, 10/01/20	350,000	342,172
FMG Resources (August 2006) Pty Ltd., 7.00%, 11/01/15 (a) (b)	325,000	337,188
United States Steel Corp., 7.00%, 2/01/18	475,000	490,437
Vale Overseas Ltd., 6.25%, 1/23/17 (a)	400,000	445,590

		1,615,387

Telecommunication Services — 3.7%
AT&T, Inc., 6.70%, 11/15/13	300,000	341,523
CSC Holdings LLC, 8.63%, 2/15/19	300,000	345,750
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 10/01/19	475,000	517,299
Frontier Communications Corp., 7.88%, 4/15/15	400,000	446,000
Time Warner Cable, Inc., 6.75%, 7/01/18	250,000	289,969
Verizon Communications, Inc., 5.25%, 4/15/13	260,000	282,820
Windstream Corp., 7.75%, 10/15/20	300,000	309,750

		2,533,111

Utilities — 1.1%
PacifiCorp, 5.45%, 9/15/13	345,000	380,818

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	January 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 31.7% (continued)
Utilities — 1.1% (continued)
Southern Co., 2.38%, 9/15/15	340,000	337,713

		718,531

Total Corporate Bonds (Cost $21,566,981)		21,954,141

Mortgage Derivatives - IO STRIPS — 0.3%
Fannie Mae Interest Strip,
Series 386, Class 1, 5.00%, 11/25/37	522,056	102,826
Series 386, Class 2, 5.00%, 11/25/37	421,546	75,367

Total Mortgage Derivatives - IO STRIPS (Cost $162,765)		178,193

Sovereign Bonds — 0.6%
Province of Ontario Canada, 5.13%, 7/17/12(a)	410,000	436,381

Total Sovereign Bonds (Cost $424,305)		436,381

U.S. Government Agency Pass-Through Securities — 32.9%
Federal Home Loan Mortgage Corporation — 15.3%
4.50%, 11/01/18, Pool #B10834	368,822	390,119
6.00%, 4/01/21, Pool #J01657	99,211	108,957
5.00%, 7/01/23, Pool #G13255	2,055,702	2,182,612
5.50%, 11/01/24, Pool #J11213	104,031	112,174
2.58%, 4/01/29, Pool #846367 †	9,204	9,665
6.50%, 4/01/29, Pool #C00742	431,196	486,299
5.50%, 7/01/29, Pool #C91260	109,724	117,042
7.50%, 7/01/32, Pool #G01548	79,562	93,266
5.00%, 9/01/33, Pool #A83724	135,406	142,764
5.50%, 7/01/35, Pool #N70077	84,103	90,320
6.50%, 10/01/36, Pool #A61558	57,785	65,530
6.00%, 5/01/38, Pool #G04457	332,807	367,261
5.00%, 11/01/39, Pool #A89640	1,366,453	1,432,167
5.50%, 3/01/40, Pool #G05903	978,615	1,050,754
5.00%, 8/01/40, Pool #A93600	248,480	260,429
5.00%, 8/01/40, Pool #A93244	107,388	112,552
5.00%, 8/01/40, Pool #A93360	248,508	260,460
4.50%, 9/01/40, Pool #C03517	2,826,756	2,889,476
4.50%, 9/01/40, Pool #G06025	419,460	428,767

		10,600,614

Federal National Mortgage Association — 12.2%
4.61%, 7/01/12, Pool #387461	1,250,000	1,291,295
4.73%, 12/01/12, Pool #385682	423,497	442,461
4.87%, 11/01/21, Pool #365421 †	69,648	72,922
6.00%, 8/01/24, Pool #AE0178	230,000	252,577
4.00%, 7/01/25, Pool #AE0375	1,568,610	1,617,057
5.50%, 1/01/30, Pool #MA0321	107,007	114,765
5.00%, 4/01/30, Pool #MA0384	155,466	163,926
2.12%, 6/01/33, Pool #708318 †	60,484	62,705
2.36%, 1/01/34, Pool #759385 †	112,301	117,321
5.50%, 2/01/34, Pool #725206	359,080	386,796
2.20%, 3/01/34, Pool #776486 †	107,242	111,164
2.76%, 7/01/34, Pool #791523 †	125,560	128,838
2.04%, 1/01/35, Pool #810896 †	597,202	619,322
5.00%, 6/01/35, Pool #735580	1,565,310	1,649,760
5.50%, 4/01/36, Pool #AD0110	681,545	735,430
7.00%, 5/01/38, Pool #979909	107,644	122,041
6.00%, 6/01/40, Pool #AD4941	496,154	539,379

		8,427,759

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	January 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 32.9% (continued)
Government National Mortgage Association — 5.4%
6.50%, 7/15/28, Pool #455165	312,858	354,368
6.25%, 4/20/40, Pool #724720	79,785	88,653
4.00%, 11/20/40, Pool #4853	3,287,879	3,306,176

		3,749,197

Total U.S. Government Agency Pass-Through Securities (Cost $22,783,369)		22,777,570

U.S. Government Agency Securities — 0.8%
Tennessee Valley Authority Notes — 0.8%
4.50%, 4/01/18	500,000	545,969

Total U.S. Government Agency Securities (Cost $499,898)		545,969

U.S. Treasury Obligations — 22.8%
U.S. Treasury Bonds — 5.3%
5.38%, 2/15/31	2,650,000	3,020,586
3.88%, 8/15/40	700,000	621,141

		3,641,727

U.S. Treasury Inflation-Indexed Note — 0.9%
1.63%, 1/15/15	572,940	619,939

U.S. Treasury Notes — 16.6%
0.38%, 10/31/12	2,050,000	2,045,836
1.25%, 10/31/15	4,250,000	4,136,113
4.25%, 11/15/17	1,000,000	1,102,422
2.75%, 2/15/19	750,000	739,571
2.63%, 11/15/20	3,700,000	3,469,327

		11,493,269

Total U.S. Treasury Obligations (Cost $16,221,071)		15,754,935

	Shares / Principal ($)
Short-Term Investments — 4.3%
U.S. Government Agency Securities — 0.7%
Fannie Mae Discount Notes, 0.17%, 2/01/11	500,000	500,000

Money Market Fund — 3.6%
Federated Government Obligations Fund, 0.04% (c)	2,485,435	2,485,435

Total Short-Term Investments (Cost $2,985,435)		2,985,435

Total Investments (Cost $69,400,726(d)) — 100.6%		$69,606,415

Liabilities in excess of other assets — (0.6)%		(429,417)

NET ASSETS — 100.0%		$69,176,998

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 1/31/11.
(a)	Foreign security incorporated outside the United States.
(b)
Represents a restricted security purchase under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $883,562 or 1.3% of net assets.

(c)	Represents the 7 day yield at 1/31/11.
(d)	See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	January 31, 2011 (Unaudited)

Summary of Abbreviations
IO — Interest Only
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Separately Traded Registered Interest and Principal of Securities

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$559,964	$-	$559,964
Collateralized Mortgage Obligations	-	2,502,103	-	2,502,103
Commercial Mortgage-Backed Securities	-	1,911,724	-	1,911,724
Corporate Bonds	-	21,954,141	-	21,954,141
Mortgage Derivatives - IO STRIPS	-	178,193	-	178,193
Sovereign Bonds	-	436,381	-	436,381
U.S. Government Agencies	-	23,323,539	-	23,323,539
U.S. Treasury Obligations	-	15,754,935	-	15,754,935
Short-Term Investments	2,485,435	500,000	-	2,985,435
Total Investments	$2,485,435	$67,120,980	$-	$69,606,415

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	January 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 10.0%
BA Credit Card Trust, Series 2010-A1, Class A1, 0.56%, 9/15/15 †	1,500,000	1,503,141
Capital One Multi-Asset Execution Trust, Series 2004-A8, Class A8, 0.39%, 8/15/14 †	1,000,000	999,228
Chase Issuance Trust,
Series 2005-A11, Class A, 0.33%, 12/15/14 †	1,410,000	1,407,070
Series 2006-A5, Class A, 0.28%, 11/15/13 †	1,000,000	998,993
Citibank Credit Card Issuance Trust, Series 2005-A3, Class A3, 0.33%, 4/24/14 †	1,500,000	1,497,873
Fannie Mae Whole Loan, Series 2001-W1, Class AV1, 0.50%, 8/25/31 †	14,044	12,730
First Horizon Asset Back Trust, Series 2004-HE1, Class A, 0.47%, 1/25/24 †	21,904	18,227
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 0.82%, 3/25/27 † (a)	22,291	18,747
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A3, 2.79%, 1/15/13	781,364	789,619
Series 2009-3, Class A3, 2.31%, 5/15/13	1,106,333	1,118,230
MBNA Credit Card Master Note Trust, Series 2001-A2, Class A2, 0.51%, 12/16/13 †	1,500,000	1,500,481
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 1.97%, 2/25/33 †	23,385	22,930
Residential Funding Mortgage Securities II, Inc., Series 2003-HS3, Class A2B, 0.55%, 8/25/33 †	25,923	20,349
SLM Student Loan Trust, Series 2010-1, Class A, 0.66%, 3/25/25 †	889,830	887,500

Total Asset-Backed Securities (Cost $10,790,774)		10,795,118

Collateralized Mortgage Obligations — 9.2%
Banc of America Mortgage Securities, Inc., Series 2002-G, Class 2A1, 2.89%, 7/20/32 †	1,385	1,374
Bear Stearns Alt-A Trust, Series 2004-9, Class 3A1, 2.71%, 9/25/34 †	990,552	846,039
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 1A3, 0.62%, 2/25/35 †	85,636	53,352
Series 2005-11, Class 4A1, 0.53%, 4/25/35 †	206,184	134,260
Fannie Mae REMICS,
Series 1993-9, Class FB, 1.68%, 1/25/23 †	1,518,438	1,565,018
Series 2002-62, Class FP, 1.46%, 11/25/32 †	2,135,734	2,187,509
Freddie Mac REMICS,
Series 1689, Class F, 0.96%, 3/15/24 †	1,026,595	1,031,248
Series 1689, Class FG, 0.96%, 3/15/24 †	407,444	409,290
Series 2412, Class OF, 1.21%, 12/15/31 †	2,503,351	2,540,092
Freddie Mac Structured Pass-Through Securities,
Series T-54, Class 4A, 4.09%, 2/25/43 †	82,529	85,273
Series T-57, Class 1A2, 7.00%, 7/25/43	417,497	482,959
Series T-63, Class 1A1, 1.53%, 2/25/45 †	179,341	176,226
GSR Mortgage Loan Trust, Series 2004-4, Class B1, 3.14%, 4/25/32 †	1,320,364	407,874
Sequoia Mortgage Trust, Series 9, Class 1A, 0.96%, 9/20/32 †	77,743	73,347

Total Collateralized Mortgage Obligations (Cost $11,045,100)		9,993,861

Corporate Bonds — 17.0%
Consumer Discretionary — 1.0%
Coca-Cola Refreshments USA, Inc., 3.75%, 3/01/12	1,000,000	1,032,232

Energy — 0.9%
Chevron Corp., 3.45%, 3/03/12	1,000,000	1,029,434

Financials — 8.8%
BB&T Corp., 3.85%, 7/27/12	1,000,000	1,039,749
Boeing Capital Corp., 6.10%, 3/01/11	500,000	502,138
General Electric Capital Corp., 5.00%, 11/15/11	1,000,000	1,033,309
HSBC Holdings PLC, 5.25%, 12/12/12 (b)	1,000,000	1,063,301
IBM International Group Capital LLC, 5.05%, 10/22/12	700,000	751,119
Merrill Lynch & Co., Inc., 5.77%, 7/25/11	1,000,000	1,024,713
Metropolitan Life Global Funding I, 5.13%, 4/10/13 (c)	1,000,000	1,076,024
Morgan Stanley, 0.60%, 1/09/14 †	1,000,000	967,853
Washington Mutual Finance Corp., 6.88%, 5/15/11	1,000,000	1,016,598
Wells Fargo & Co., 5.25%, 10/23/12	1,000,000	1,070,191

		9,544,995

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	January 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 17.0% (continued)
Health Care — 1.8%
Abbott Laboratories, 5.15%, 11/30/12	300,000	323,568
Merck & Co., Inc., 5.30%, 12/01/13	1,000,000	1,109,505
Novartis Capital Corp., 1.90%, 4/24/13	500,000	510,709

		1,943,782

Industrials — 0.7%
Norfolk Southern Corp., 6.75%, 2/15/11	750,000	751,640

Information Technology — 1.8%
Cisco Systems, Inc., 5.25%, 2/22/11	1,000,000	1,002,128
Hewlett-Packard Co., 2.25%, 5/27/11	1,000,000	1,007,261

		2,009,389

Telecommunication Services — 0.9%
Cellco Partnership / Verizon Wireless Capital LLC, 3.75%, 5/20/11	1,000,000	1,009,731

Utilities — 1.1%
Indiana Michigan Power Co., 6.38%, 11/01/12	1,100,000	1,184,128

Total Corporate Bonds (Cost $18,285,478)		18,505,331

Taxable Municipal Bonds — 1.5%
Missouri — 0.3%
Missouri Higher Education Loan Authority, 0.01%, 7/01/32 † (d) (e)	400,000	340,000

Pennsylvania — 0.4%
Pennsylvania Higher Education Assistance Agency, 0.84%, 9/01/43 † (d) (e)	500,000	425,000

Texas — 0.8%
Brazos Higher Education Authority, 1.75%, 12/01/38 † (d) (e)	600,000	510,000
Panhandle-Plains Higher Education Authority, Inc., 1.76%, 4/01/31 † (d) (e)	400,000	376,000

		886,000

Total Taxable Municipal Bonds (Cost $1,900,000)		1,651,000

U.S. Government Agency Pass-Through Securities — 3.4%
Federal Home Loan Mortgage Corporation — 0.0% (f)
2.58%, 4/01/29, Pool #846367 †	9,204	9,665

Federal National Mortgage Association — 1.3%
4.87%, 11/01/21, Pool #365421 †	33,656	35,238
2.05%, 5/01/34, Pool #784365 †	67,004	69,456
2.09%, 6/01/34, Pool #789463 †	202,697	210,316
2.88%, 9/01/34, Pool #725897 †	431,078	436,356
2.04%, 1/01/35, Pool #810896 †	298,601	309,661
2.07%, 7/01/35, Pool #834933 †	368,713	381,259
1.73%, 6/01/40, Pool #557072 †	10,388	10,570

		1,452,856

Government National Mortgage Association — 2.1%
6.50%, 5/15/35, Pool #781931	1,998,884	2,234,311

Small Business Administration — 0.0% (f)
4.48%, 5/25/15, Pool #502966 †	9,029	9,233

Total U.S. Government Agency Pass-Through Securities (Cost $3,701,325)		3,706,065

U.S. Government Agency Securities — 18.5%
Federal Home Loan Mortgage Corporation — 5.3%
2.13%, 9/21/12	3,000,000	3,078,258

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	January 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Securities — 18.5% (continued)
Federal Home Loan Mortgage Corporation — 5.3% (continued)
4.63%, 10/25/12	2,500,000	2,676,825

		5,755,083

Federal National Mortgage Association — 13.2%
5.00%, 10/15/11	3,000,000	3,099,519
4.88%, 5/18/12	4,000,000	4,230,304
0.63%, 9/24/12	7,000,000	7,017,374

		14,347,197

Total U.S. Government Agency Securities (Cost $19,522,427)		20,102,280

U.S. Treasury Obligations — 31.2%
U.S. Treasury Notes — 31.2%
0.63%, 12/31/12	10,000,000	10,017,580
0.63%, 1/31/13	1,000,000	1,001,406
0.50%, 11/15/13	10,000,000	9,894,530
0.75%, 12/15/13	13,000,000	12,937,028

Total U.S. Treasury Obligations (Cost $33,835,850)		33,850,544

	Shares / Principal ($)
Short-Term Investments — 10.9%
U.S. Government Agency Securities — 2.5%
Freddie Mac Discount Note, 0.22%, 4/11/11, (g)	2,700,000	2,699,328

U.S. Treasury Bill — 7.3%
United States Treasury Bill, 0.29%, 12/15/11 (g)	8,000,000	7,985,416

Money Market Fund — 1.1%
Dreyfus Cash Management Plus, 0.18% (h)	1,169,670	1,169,670

Total Short-Term Investments (Cost $11,848,716)		11,854,414

Total Investments (Cost $110,929,670(i)) — 101.7%		$110,458,613

Liabilities in excess of other assets — (1.7)%		(1,805,768)

NET ASSETS — 100.0%		$108,652,845

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 1/31/11.
(a)	Issue is in default or bankruptcy.
(b)	Foreign security incorporated outside the United States.
(c)
Represents a restricted security purchase under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended.  These securities are considered illiquid, the total aggregate value of which is $1,076,024 or 1.0% of net assets.

(d)	Security is valued in good faith under the procedures established by the Board of Trustees. The aggregate amount of the securities fair value is $1,651,000 which represents 1.5% of net assets.
(e)
Auction Rate Security (ARS) sold through a dutch auction at an interest rate that will clear the market at the lowest yield possible.  Beginning in 2008, the auctions for these securities failed and there have been no successful auctions since that time.

(f)	Amount rounds to less than 0.05%.
(g)	Each issue shows the rate of the discount at purchase.
(h)	Represents the 7 day yield at 1/31/11.
(i)	See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	January 31, 2011 (Unaudited)

Summary of Abbreviations
REMIC — Real Estate Mortgage Investment Conduit

Number of Contracts	Futures Contract	Notional Amount($)	Unrealized Appreciation/ (Depreciation)($)
Futures Contracts — 0.0%
Futures Contracts Purchased — 0.0%(f)
76	March 2011 2-Year U.S. Treasury Note	16,658,250	6,968

6,968

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$10,795,118	$-	$10,795,118
Collateralized Mortgage Obligations	-	9,993,861	-	9,993,861
Corporate Bonds	-	18,505,331	-	18,505,331
Taxable Municipal Bonds	-	-	1,651,000	1,651,000
U.S. Government Agencies	-	23,808,345	-	23,808,345
U.S. Treasury Obligations	-	33,850,544	-	33,850,544
Short-Term Investments	1,169,670	10,684,744	-	11,854,414
Total Investments	$1,169,670	$107,637,943	$1,651,000	$110,458,613

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$6,968	$-	$-	$6,968

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of October 31, 2010	$1,745,000
Purchases and sales (net)	(100,000)
Realized gains (losses)	—
Change in appreciation (depreciation)	6,000
Balance as of January 31, 2011	$1,651,000

The net change in unrealized appreciation from Level 3 investments held at January 31, 2011 is $ 6,000.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	January 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 99.5%
U.S. Treasury Inflation-Indexed Bonds — 32.1%
1.13%, 1/15/21	6,751,485	6,796,848
2.00%, 1/15/26	11,770,218	12,293,439
2.38%, 1/15/27	3,710,597	4,047,739
3.63%, 4/15/28	7,413,289	9,378,967
2.50%, 1/15/29	3,087,873	3,424,161
3.88%, 4/15/29	7,266,987	9,533,379
2.13%, 2/15/40	5,527,213	5,611,851

		51,086,384

U.S. Treasury Inflation-Indexed Notes — 67.4%
2.38%, 4/15/11	10,284,832	10,384,472
1.88%, 7/15/13	9,351,705	10,047,967
2.00%, 7/15/14	3,627,375	3,969,143
1.63%, 1/15/15	14,621,429	15,820,839
0.50%, 4/15/15	17,002,169	17,615,845
2.38%, 1/15/17	6,368,774	7,193,728
2.63%, 7/15/17	8,171,118	9,411,469
1.88%, 7/15/19	6,975,405	7,632,077
1.25%, 7/15/20	24,309,474	24,974,193

		107,049,733

Total U.S. Treasury Inflation-Indexed Securities (Cost $158,840,146)		158,136,117

	Shares
Short-Term Investments — 0.1%
Money Market Fund — 0.1%
Dreyfus Cash Management Plus, 0.18% (a)	133,287	133,287

Total Short-Term Investments (Cost $133,287)		133,287

Total Investments (Cost $158,973,433(b)) — 99.6%		$158,269,404

Other assets in excess of liabilities — 0.4%		651,778

NET ASSETS — 100.0%		$158,921,182

(a) Represents the 7 day yield at 1/31/11.
(b) See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
(c) Amount rounds to less than 0.05%.

Number of Contracts	Futures Contract	Notional Amount($)	Unrealized Appreciation/ (Depreciation)($)
Futures Contracts — (0.0)%
Futures Contracts Purchased — 0.0% (c)
47	March 2011 10-Year U.S. Treasury Note	$5,677,453	41,609

Futures Contracts Sold — (0.0)%(c)
(57)	March 2011 2-Year U.S. Treasury Note	12,493,693	(38,943)
(48)	March 2011 5-Year U.S. Treasury Note	5,683,575	8,154
(34)	March 2011 U.S. Long Treasury Bond	4,101,250	(26,881)
(4)	March 2011 Ultra Long Treasury Bond	492,625	5,211
			(52,459)
			(10,850)

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	January 31, 2011 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Investments	$133,287	$-	$-	$133,287
U.S. Treasury Inflation-Indexed Securities	-	158,136,117	-	158,136,117
Total Investments	$133,287	$158,136,117	$-	$158,269,404

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$41,609	$-	$-	$41,609
Futures Contracts Sold	(52,459)	-	-	(52,459)
Total Other Financial Instruments	$(10,850)	$-	$-	$(10,850)

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/ depreciation.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 98.3%
Australia — 0.9%
Bendigo and Adelaide Bank Ltd.	69,647	678,799

Canada — 2.4%
Osisko Mining Corp. (a)	140,081	1,861,964

China — 2.5%
Yangzijiang Shipbuilding Holdings Ltd.	1,361,000	1,978,785

France — 14.6%
AXA SA	43,021	910,628
BNP Paribas	39,513	2,953,818
CNP Assurances	37,895	835,332
Credit Agricole SA	55,884	825,582
Pernod-Ricard SA	20,458	1,950,342
SCOR SE	32,533	900,428
Valeo SA (a)	43,387	2,539,492
Veolia Environnement	14,029	438,514

		11,354,136

Germany — 6.7%
Fresenius SE & Co. KGaA	27,339	2,356,294
Kabel Deutschland Holding AG (a)	35,337	1,785,283
RWE AG	5,507	397,957
Volkswagen AG	4,169	633,587

		5,173,121

Hong Kong — 3.8%
CNOOC Ltd.	897,000	1,978,850
Mongolian Mining Corp. (a)	757,000	1,015,593

		2,994,443

Italy — 1.1%
Enel SpA	151,721	857,401

Japan — 23.6%
Amada Co., Ltd.	257,000	2,238,730
Hitachi Ltd.	611,000	3,334,893
KDDI Corp.	118	662,744
Kewpie Corp.	57,000	702,083
Marubeni Corp.	264,000	1,984,503
Pioneer Corp. (a)	484,300	2,088,721
Rengo Co., Ltd.	125,000	836,075
Sony Financial Holdings, Inc.	628	2,322,100
Sumitomo Rubber Industries Ltd.	53,900	568,682
Tohoku Electric Power Co., Inc.	29,347	652,513
Toyo Suisan Kaisha, Ltd.	36,000	767,982
Toyota Auto Body Co., Ltd.	28,800	540,351
Yamazaki Baking Co., Ltd.	67,000	798,319
Yokohama Rubber Co., Ltd. (The)	163,000	832,078

		18,329,774

Netherlands — 4.7%
Koninklijke DSM NV	27,105	1,604,857
Koninklijke KPN NV	101,522	1,600,572
SNS REAAL NV (a)	88,201	438,119

		3,643,548

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 98.3% (continued)
Singapore — 2.3%
Neptune Orient Lines Ltd. (a)	1,020,116	1,754,284

South Africa — 2.3%
Exxaro Resources Ltd.	89,736	1,791,038

Switzerland — 9.0%
Compagnie Financiere Richemont SA	33,392	1,816,397
Credit Suisse Group AG	63,993	2,861,382
Julius Baer Group Ltd.	50,378	2,279,818

		6,957,597

Taiwan — 2.9%
Wistron Corp.	1,165,356	2,287,727

Thailand — 0.8%
Thanachart Capital PCL	647,820	634,295

United Kingdom — 19.5%
Amlin PLC	114,568	716,463
AstraZeneca PLC	13,433	652,091
Aviva PLC	93,592	663,845
BP PLC	121,374	942,657
BT Group PLC	298,921	840,338
Catlin Group Ltd.	147,538	874,432
HSBC Holdings PLC	174,800	1,900,085
Kingfisher PLC	451,076	1,820,836
Lancashire Holdings Ltd.	45,229	402,459
Man Group PLC	114,030	537,381
Royal Dutch Shell PLC, Class A	53,465	1,882,854
Sage Group PLC (The)	341,528	1,614,419
Vodafone Group PLC	822,345	2,309,832

		15,157,692

United States — 1.2%
Synthes, Inc.	6,997	923,545

Total Common Stocks (Cost $68,319,571)		76,378,149

Short-Term Investments — 1.5%
Money Market Funds — 1.5%
Dreyfus Cash Management, 0.14% (b)	585,346	585,346
Dreyfus Cash Management Plus, 0.18% (b)	585,345	585,345

Total Short-Term Investments (Cost $1,170,691)		1,170,691

Total Investments (Cost $69,490,262(c)) — 99.8%		$77,548,840

Other assets in excess of liabilities — 0.2%		131,021

NET ASSETS — 100.0%		$77,679,861

(a) Non-income producing security.
(b) Represents the 7 day yield at 1/31/11.
(c) See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	January 31, 2011 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$76,378,149	$-	$-	$76,378,149
Short-Term Investments	1,170,691	-	-	1,170,691
Total Investments	$77,548,840	$-	$-	$77,548,840

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Large Cap Growth Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.9%
Consumer Discretionary — 12.5%
Coach, Inc.	1,929	104,340
Comcast Corp., Class A	4,940	112,385
Darden Restaurants, Inc.	2,359	111,133
Grupo Televisa SA - ADR (a) (b)	4,289	103,193
Kohl's Corp. (a)	1,492	75,764
Nordstrom, Inc.	2,140	88,125

		594,940

Consumer Staples — 2.5%
CVS Caremark Corp.	3,428	117,238

Energy — 8.8%
Alpha Natural Resources, Inc. (a)	1,720	92,415
Canadian Natural Resources Ltd. (b)	2,577	114,728
Exxon Mobil Corp.	1,285	103,674
Peabody Energy Corp.	1,676	106,292

		417,109

Financials — 11.8%
Affiliated Managers Group, Inc. (a)	1,416	144,191
Assured Guaranty Ltd. (b)	4,791	69,278
BlackRock, Inc.	467	92,475
Hartford Financial Services Group, Inc.	3,222	89,507
JPMorgan Chase & Co.	1,940	87,184
MBIA, Inc. (a)	7,414	79,330

		561,965

Health Care — 11.4%
Bruker Corp. (a)	5,931	103,792
Celgene Corp. (a)	1,711	88,168
Dendreon Corp. (a)	2,018	70,711
Express Scripts, Inc. (a)	1,283	72,271
Incyte Corp. Ltd. (a)	1,696	24,999
Intuitive Surgical, Inc. (a)	340	109,789
St. Jude Medical, Inc. (a)	1,711	69,296

		539,026

Industrials — 4.8%
Cummins, Inc.	1,288	136,373
General Electric Co.	4,504	90,711

		227,084

Information Technology — 35.2%
Apple, Inc. (a)	515	174,750
ASML Holding NV (b)	2,472	103,849
Avnet, Inc. (a)	3,218	114,625
Broadcom Corp., Class A	2,142	96,583
Cisco Systems, Inc. (a)	3,214	67,976
EMC Corp. (a)	4,287	106,703
Google, Inc., Class A (a)	173	103,862
Hewlett-Packard Co.	1,328	60,676
Intel Corp.	4,072	87,385
Juniper Networks, Inc. (a)	3,215	119,341
Lam Research Corp. (a)	1,933	96,437

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Large Cap Growth Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.9% (continued)
Information Technology — 35.2% (continued)
Microchip Technology, Inc.	1,972	71,919
Oracle Corp.	3,867	123,860
QUALCOMM, Inc.	1,932	104,579
SanDisk Corp. (a)	1,370	62,157
Visa, Inc., Class A	1,041	72,714
Xilinx, Inc.	3,218	103,620

		1,671,036

Materials — 7.4%
Allegheny Technologies, Inc.	2,133	139,050
Cliffs Natural Resources, Inc.	1,548	132,292
Molycorp, Inc. (a)	1,730	80,982

		352,324

Telecommunication Services — 3.6%
MetroPCS Communications, Inc. (a)	4,048	52,341
NII Holdings, Inc. (a)	2,830	118,803

		171,144

Utilities — 1.9%
AES Corp. (The) (a)	7,078	87,767

Total Common Stocks (Cost $4,640,652)		4,739,633

Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Federated Government Obligations Fund, 0.04% (c)	9,452	9,452

Total Short-Term Investments (Cost $9,452)		9,452

Total Investments (Cost $4,650,104(d)) — 100.1%		$4,749,085

Liabilities in excess of other assets — (0.1)%		(4,786)

NET ASSETS — 100.0%		$4,744,299

(a) Non-income producing security.
(b) Foreign security incorporated outside the United States.
(c) Represents the 7 day yield at 1/31/11.
(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Large Cap Growth Fund	January 31, 2011 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,739,633	$-	$-	$4,739,633
Short-Term Investments	9,452	-	-	9,452
Total Investments	$4,749,085	$-	$-	$4,749,085

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Small Cap Growth Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.0%
Consumer Discretionary — 20.5%
Cosi, Inc. (a)	27,858	38,723
Denny's Corp. (a)	15,771	59,614
Einstein Noah Restaurant Group, Inc. (a)	3,960	61,538
Entravision Communications Corp., Class A (a)	20,547	44,382
Jamba, Inc. (a)	22,175	48,563
Morton's Restaurant Group, Inc. (a)	11,550	74,035
Quiksilver, Inc. (a)	11,450	51,181
Stage Stores, Inc.	2,895	44,873
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,145	42,411
Warnaco Group, Inc. (The) (a)	435	22,220
Williams-Sonoma, Inc.	1,895	61,019

		548,559

Consumer Staples — 4.9%
Pricesmart, Inc.	1,350	49,262
Rite Aid Corp. (a)	64,255	82,246

		131,508

Financials — 15.2%
American Capital Ltd. (a)	10,678	87,239
Assured Guaranty Ltd. (b)	2,600	37,596
Epoch Holding Corp.	4,303	63,943
MBIA, Inc. (a)	6,395	68,427
MGIC Investment Corp. (a)	4,680	39,265
MPG Office Trust, Inc. REIT (a)	18,675	68,724
Radian Group, Inc.	5,930	42,577

		407,771

Health Care — 11.0%
Biovest International, Inc. (a)	33,408	23,386
Bruker Corp. (a)	3,932	68,810
Cardiome Pharma Corp. (a) (b)	4,428	27,808
Halozyme Therapeutics, Inc. (a)	5,062	33,764
Hansen Medical, Inc. (a)	9,620	15,488
Incyte Corp. (a)	2,875	42,377
Micromet, Inc. (a)	2,070	13,310
NuVasive, Inc. (a)	1,107	30,935
Vascular Solutions, Inc. (a)	3,690	39,040

		294,918

Industrials — 9.9%
Actuant Corp., Class A	2,228	61,782
American Superconductor Corp. (a)	970	26,452
Harbin Electric, Inc. (a)	3,387	64,692
Kennametal, Inc.	1,440	58,464
United Rentals, Inc. (a)	1,980	52,767

		264,157

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Small Cap Growth Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.0% (continued)
Information Technology — 25.5%
Anixter International, Inc.	920	58,209
Envestnet, Inc. (a)	3,587	51,115
Ingram Micro, Inc., Class A (a)	2,224	43,902
KIT Digital, Inc. (a)	3,480	47,954
Maxwell Technologies, Inc. (a)	2,045	36,810
MKS Instruments, Inc. (a)	2,034	58,396
Nanometrics, Inc. (a)	3,610	61,803
Novellus Systems, Inc. (a)	1,630	58,794
Power-One, Inc. (a)	3,480	37,236
Richardson Electronics Ltd./United States	6,744	87,267
Teradyne, Inc. (a)	4,080	68,055
United Online, Inc.	4,475	31,638
Veeco Instruments, Inc. (a)	957	41,400

		682,579

Materials — 9.0%
Brush Engineered Materials, Inc. (a)	2,031	71,044
Coeur d'Alene Mines Corp. (a)	2,856	66,773
Endeavour Silver Corp. (a) (b)	7,780	48,003
Lynas Corp. Ltd. ADR (a) (b)	1,145	20,496
Stillwater Mining Co. (a)	1,650	35,772

		242,088

Total Common Stocks (Cost $2,616,199)		2,571,580

Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Federated Government Obligations Fund, 0.04% (c)	12,069	12,069

Total Short-Term Investments (Cost $12,069)		12,069

Total Investments (Cost $2,628,268(d)) — 96.5%		$2,583,649

Other assets in excess of liabilities — 3.5%		95,036

NET ASSETS — 100.0%		$2,678,685

(a) Non-income producing security.
(b) Foreign security incorporated outside the United States.
(c) Represents the 7 day yield at 1/31/11.
(d) See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Small Cap Growth Fund	January 31, 2011 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,571,580	$-	$-	$2,571,580
Short-Term Investments	12,069	-	-	12,069
Total Investments	$2,583,649	$-	$-	$2,583,649

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 25.3%
Consumer Discretionary — 4.2%
Bayerische Motoren Werke AG (a)	332	25,492
Carnival PLC (a)	546	24,926
Coach, Inc.	703	38,025
Comcast Corp., Class A	1,137	25,867
Denny's Corp. (b)	8,336	31,510
Einstein Noah Restaurant Group, Inc. (b)	2,048	31,826
Grupo Televisa SA - ADR (a) (b)	1,010	24,300
Home Depot, Inc.	1,375	50,559
Jamba, Inc. (b)	10,505	23,006
Kohl's Corp. (b)	438	22,242
LVMH Moet Hennessy Louis Vuitton SA (a)	150	23,423
NIKE, Inc., Class B	544	44,869
Nordstrom, Inc.	651	26,808
Omnicom Group, Inc.	1,248	56,010
Sony Corp. (a)	623	21,472
Starbucks Corp.	1,658	52,277
Target Corp.	568	31,143
Toyota Motor Corp. (a)	503	20,836
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	599	22,187
Viacom, Inc., Class B	1,414	58,752
Walt Disney Co. (The)	1,556	60,482
WPP PLC (a)	1,748	21,630

		737,642

Consumer Staples — 1.8%
Anheuser-Busch InBev NV (a)	340	18,814
Asahi Breweries, Ltd. (a)	936	17,584
CVS Caremark Corp.	709	24,248
Diageo PLC (a)	1,047	20,159
Diageo PLC - ADR (a)	797	61,210
Imperial Tobacco Group PLC (a)	614	17,546
Kao Corp. (a)	738	19,286
Mead Johnson Nutrition Co.	992	57,506
Nestle SA (a)	695	37,584
Tesco PLC (a)	3,149	20,313
Unilever NV (a)	649	19,198

		313,448

Energy — 2.0%
BP PLC (a)	2,985	23,183
Canadian Natural Resources Ltd. (a)	618	27,513
Chevron Corp.	201	19,081
CNOOC Ltd. - ADR (a)	108	24,047
ENI SpA (a)	889	21,057
Exxon Mobil Corp.	342	27,593
Lukoil OAO - ADR (a)	390	24,168
Occidental Petroleum Corp.	553	53,464
Peabody Energy Corp.	418	26,510
Petroleo Brasileiro SA - ADR (a)	690	25,344
Sasol Ltd. - ADR (a)	490	23,927
Suncor Energy, Inc. (a)	505	20,909

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 25.3% (continued)
Energy — 2.0% (continued)
Total SA (a)	737	43,102

		359,898

Financials — 3.8%
Affiliated Managers Group, Inc. (b)	298	30,345
Aflac, Inc.	300	17,274
Allianz SE (a)	201	27,919
American Capital Ltd. (b)	4,029	32,917
Assured Guaranty Ltd. (a)	1,155	16,701
Aviva PLC (a)	2,950	20,924
AXA SA (a)	1,106	23,411
Banco Bilbao Vizcaya Argentaria SA (a)	1,716	21,068
Barclays PLC (a)	3,645	17,151
China Life Insurance Co., Ltd. - ADR (a)	320	18,653
Credit Suisse Group AG (a)	402	17,975
DBS Group Holdings Ltd. (a)	1,730	20,312
Deutsche Boerse AG (a)	277	20,996
E*TRADE Financial Corp. (b)	1,287	21,324
Goldman Sachs Group, Inc. (The)	349	57,103
Hartford Financial Services Group, Inc.	971	26,974
HSBC Holdings PLC (a)	3,578	39,008
ICICI Bank Ltd. - ADR (a)	434	18,810
JPMorgan Chase & Co.	543	24,402
MBIA, Inc. (b)	2,037	21,796
MetLife, Inc.	764	34,968
MGIC Investment Corp. (b)	2,633	22,091
Mitsubishi UFJ Financial Group, Inc. (a)	3,601	18,689
Radian Group, Inc.	2,917	20,944
Societe Generale (a)	338	21,857
Sun Hung Kai Properties Ltd. (a)	1,233	20,559
Toronto-Dominion Bank (The) (a)	369	27,623
Westpac Banking Corp. (a)	918	21,032

		682,826

Health Care — 2.1%
Bruker Corp. (b)	1,536	26,880
Cardinal Health, Inc.	825	34,246
Celgene Corp. (b)	373	19,221
Dendreon Corp. (b)	537	18,816
Dr Reddy's Laboratories Ltd. - ADR (a)	595	21,265
Fresenius Medical Care AG & Co. KGaA (a)	308	18,021
Incyte Corp. (b)	763	11,247
Intuitive Surgical, Inc. (b)	75	24,218
Laboratory Corp. of America Holdings (b)	616	55,385
McKesson Corp.	400	30,068
Novartis AG (a)	351	19,539
NuVasive, Inc. (b)	640	17,885
Sanofi-Aventis SA (a)	308	21,032
Smith & Nephew PLC (a)	2,182	24,257
Teva Pharmaceutical Industries Ltd. - ADR (a)	423	23,117

		365,197

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 25.3% (continued)
Industrials — 2.8%
ABB Ltd. (a) (b)	1,049	24,769
Atlas Copco AB A Shares (a)	1,163	27,914
Brambles Ltd. (a)	3,515	25,151
Cummins, Inc.	251	26,576
Dai Nippon Printing Co., Ltd. (a)	1,513	20,682
Experian PLC (a)	1,828	22,693
General Dynamics Corp.	827	62,356
General Electric Co.	3,222	64,891
L-3 Communications Holdings, Inc.	756	59,157
Mitsui & Co., Ltd. (a)	1,292	21,722
Siemens AG (a)	209	26,792
Sumitomo Electric Industries Ltd. (a)	1,665	24,180
TNT NV (a)	682	18,456
United Parcel Service, Inc., Class B	370	26,499
United Rentals, Inc. (b)	1,590	42,374

		494,212

Information Technology — 5.1%
Alliance Data Systems Corp. (b)	630	44,566
Amphenol Corp., Class A	486	26,895
Apple, Inc. (b)	81	27,485
Avnet, Inc. (b)	836	29,778
Broadcom Corp., Class A	625	28,181
Canon, Inc. (a)	426	20,890
Cisco Systems, Inc. (b)	919	19,437
eBay, Inc. (b)	1,418	43,051
EMC Corp. (b)	1,087	27,056
Google, Inc., Class A (b)	42	25,215
Hewlett-Packard Co.	496	22,662
Infosys Technologies Ltd. - ADR (a)	330	22,344
Intel Corp.	1,051	22,555
Juniper Networks, Inc. (b)	778	28,879
Keyence Corp. (a)	84	22,290
Kyocera Corp. (a)	206	21,433
Lam Research Corp. (b)	525	26,192
Microsoft Corp.	2,083	57,751
MKS Instruments, Inc. (b)	1,060	30,433
Nokia OYJ (a)	1,985	21,253
Novellus Systems, Inc. (b)	858	30,948
Oracle Corp.	2,688	86,097
Riverbed Technology, Inc. (b)	823	29,521
SanDisk Corp. (b)	581	26,360
SAP AG (a)	456	26,359
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (a)	2,088	27,290
Telefonaktiebolaget LM Ericsson B Shares (a)	3,508	43,241
Varian Semiconductor Equipment Associates, Inc. (b)	480	21,336
Xerox Corp.	4,318	45,857

		905,355

Materials — 2.0%
Allegheny Technologies, Inc.	443	28,879

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 25.3% (continued)
Materials — 2.0% (continued)
Barrick Gold Corp. (a)	394	18,678
BASF SE (a)	225	17,381
BHP Billiton Ltd. (a)	1,049	46,258
Brush Engineered Materials, Inc. (b)	841	29,418
Coeur d'Alene Mines Corp. (b)	1,315	30,745
Molycorp, Inc. (b)	582	27,243
Rio Tinto PLC (a)	483	33,114
Shin-Etsu Chemical Co., Ltd. (a)	384	21,614
Syngenta AG (a)	75	24,161
Teck Resources Ltd., Class B (a)	814	49,328
Vale SA - ADR (a)	690	24,033

		350,852

Telecommunication Services — 0.9%
America Movil SAB de CV - ADR (a)	383	21,827
China Unicom Hong Kong Ltd. - ADR (a)	1,519	25,003
Chunghwa Telecom Co., Ltd. - ADR (a)	764	22,821
KDDI Corp. (a)	4	22,466
NII Holdings, Inc. (b)	524	21,998
SK Telecom Co., Ltd. - ADR (a)	1,195	20,673
Telefonica SA (a)	807	20,269

		155,057

Utilities — 0.6%
AES Corp. (The) (b)	1,890	23,436
CLP Holdings Ltd. (a)	2,366	19,194
Entergy Corp.	371	26,775
Korea Electric Power Corp. - ADR (a) (b)	1,635	20,814
Tokyo Gas Co., Ltd. (a)	3,832	16,667

		106,886

Total Common Stocks (Cost $3,630,769)		4,471,373

	Principal ($)
U.S. Treasury Obligations — 68.9%
U.S. Treasury Bonds — 16.1%
8.00%, 11/15/21	976,000	1,372,805
6.50%, 11/15/26	296,000	378,233
5.00%, 5/15/37	527,000	568,419
4.50%, 8/15/39	532,000	527,262

		2,846,719

U.S. Treasury Notes — 52.8%
1.38%, 2/15/12	1,242,000	1,255,827
4.13%, 8/31/12	1,257,000	1,330,112
3.13%, 8/31/13	1,405,000	1,490,397
2.25%, 5/31/14	1,361,000	1,411,507
2.50%, 4/30/15	1,375,000	1,427,208
2.75%, 11/30/16	1,361,000	1,393,536
3.50%, 2/15/18	976,000	1,026,782

		9,335,369

Total U.S. Treasury Obligations (Cost $12,234,756)		12,182,088

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investments — 3.6%
Money Market Funds — 3.6%
Dreyfus Cash Management, 0.14% (c)	141,227	141,227
Dreyfus Cash Management Plus, 0.18% (c)	141,227	141,227
Federated Government Obligations Fund, 0.04% (c)	362,476	362,476

Total Short-Term Investments (Cost $644,930)		644,930

Total Investments (Cost $16,510,455(d)) — 97.8%		$17,298,391

Other assets in excess of liabilities — 2.2%		386,478

NET ASSETS — 100.0%		$17,684,869

(a) Foreign security incorporated outside the United States.
(b) Non-income producing security.
(c) Represents the 7 day yield at 1/31/11.
(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,471,373	$-	$-	$4,471,373
U.S. Treasury Obligations	-	12,182,088	-	12,182,088
Short-Term Investments	644,930	-	-	644,930
Total Investments	$5,116,303	$12,182,088	$-	$17,298,391

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 42.6%
Consumer Discretionary — 6.8%
Bayerische Motoren Werke AG (a)	1,158	88,914
Carnival PLC (a)	1,904	86,923
Coach, Inc.	2,640	142,798
Comcast Corp., Class A	4,274	97,233
Denny's Corp. (b)	31,337	118,454
Einstein Noah Restaurant Group, Inc. (b)	7,701	119,674
Grupo Televisa SA - ADR (a) (b)	3,447	82,935
Home Depot, Inc.	5,044	185,468
Jamba, Inc. (b)	39,491	86,485
Kohl's Corp. (b)	1,647	83,635
LVMH Moet Hennessy Louis Vuitton SA (a)	524	81,823
NIKE, Inc., Class B	1,994	164,465
Nordstrom, Inc.	2,446	100,726
Omnicom Group, Inc.	4,598	206,358
Sony Corp. (a)	2,172	74,861
Starbucks Corp.	6,115	192,806
Target Corp.	1,980	108,563
Toyota Motor Corp. (a)	1,753	72,615
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	2,261	83,747
Viacom, Inc., Class B	5,471	227,320
Walt Disney Co. (The)	5,068	196,993
WPP PLC (a)	6,097	75,446

		2,678,242

Consumer Staples — 2.9%
Anheuser-Busch InBev NV (a)	1,187	65,682
Asahi Breweries, Ltd. (a)	3,264	61,320
CVS Caremark Corp.	2,665	91,143
Diageo PLC (a)	3,652	70,316
Diageo PLC - ADR (a)	2,779	213,427
Imperial Tobacco Group PLC (a)	2,141	61,183
Kao Corp. (a)	2,573	67,241
Mead Johnson Nutrition Co.	3,460	200,576
Nestle SA (a)	2,425	131,140
Tesco PLC (a)	19,526	125,955
Unilever NV (a)	2,264	66,970

		1,154,953

Energy — 3.6%
BP PLC (a)	10,409	80,842
Canadian Natural Resources Ltd. (a)	2,320	103,286
Chevron Corp.	700	66,451
CNOOC Ltd. - ADR (a)	367	81,716
ENI SpA (a)	3,101	73,451
Exxon Mobil Corp.	1,287	103,835
Lukoil OAO - ADR (a)	1,330	82,420
Occidental Petroleum Corp.	2,051	198,291
Peabody Energy Corp.	1,575	99,887
Petroleo Brasileiro SA - ADR (a)	2,360	86,683
Royal Dutch Shell PLC, Class A (a)	1,716	60,432
Sasol Ltd. - ADR (a)	1,680	82,034
Suncor Energy, Inc. (a)	3,275	135,598

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 42.6% (continued)
Energy — 3.6% (continued)
Total SA (a)	2,569	150,244

		1,405,170

Financials — 6.5%
Affiliated Managers Group, Inc. (b)	1,120	114,050
Aflac, Inc.	1,000	57,580
Allianz SE (a)	704	97,786
American Capital Ltd. (b)	15,147	123,751
Assured Guaranty Ltd. (a)	4,344	62,814
Aviva PLC (a)	10,289	72,980
AXA SA (a)	3,859	81,684
Banco Bilbao Vizcaya Argentaria SA (a)	5,985	73,479
Barclays PLC (a)	12,711	59,811
China Life Insurance Co., Ltd. - ADR (a)	1,096	63,886
Credit Suisse Group AG (a)	1,400	62,600
DBS Group Holdings Ltd. (a)	6,033	70,832
Deutsche Boerse AG (a)	966	73,219
E*TRADE Financial Corp. (b)	4,731	78,355
Goldman Sachs Group, Inc. (The)	1,175	192,253
Hartford Financial Services Group, Inc.	3,651	101,425
HSBC Holdings PLC (a)	12,477	136,026
ICICI Bank Ltd. - ADR (a)	1,473	63,840
ING Groep NV (a) (b)	6,100	69,520
JPMorgan Chase & Co.	2,042	91,767
MBIA, Inc. (b)	7,663	81,994
MetLife, Inc.	2,665	121,977
MGIC Investment Corp. (b)	9,898	83,044
Mitsubishi UFJ Financial Group, Inc. (a)	12,560	65,187
Mitsui Fudosan Co., Ltd. (a)	3,745	76,105
Radian Group, Inc.	10,963	78,714
Societe Generale (a)	1,180	76,305
Sun Hung Kai Properties Ltd. (a)	4,301	71,714
Toronto-Dominion Bank (The) (a)	1,142	85,489
Westpac Banking Corp. (a)	3,203	73,383

		2,561,570

Health Care — 3.5%
Bruker Corp. (b)	5,772	101,010
Cardinal Health, Inc.	2,876	119,383
Celgene Corp. (b)	1,403	72,296
Dendreon Corp. (b)	2,020	70,781
Dr Reddy's Laboratories Ltd. - ADR (a)	2,040	72,910
Fresenius Medical Care AG & Co. KGaA (a)	1,073	62,782
Incyte Corp. (b)	2,871	42,318
Intuitive Surgical, Inc. (b)	281	90,738
Laboratory Corp. of America Holdings (b)	2,496	224,415
McKesson Corp.	1,635	122,903
Novartis AG (a)	1,224	68,137
NuVasive, Inc. (b)	2,406	67,236
Sanofi-Aventis SA (a)	1,074	73,339
Smith & Nephew PLC (a)	7,637	84,899

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 42.6% (continued)
Health Care — 3.5% (continued)
Teva Pharmaceutical Industries Ltd. - ADR (a)	1,443	78,860

		1,352,007

Industrials — 4.7%
ABB Ltd. (a) (b)	6,349	149,914
Atlas Copco AB A Shares (a)	2,856	68,548
Atlas Copco AB B Shares (a)	1,199	26,101
Brambles Ltd. (a)	12,257	87,702
Cummins, Inc.	946	100,162
Dai Nippon Printing Co., Ltd. (a)	5,278	72,148
Experian PLC (a)	6,374	79,129
General Dynamics Corp.	3,563	268,650
General Electric Co.	11,397	229,535
L-3 Communications Holdings, Inc.	2,637	206,345
Mitsui & Co., Ltd. (a)	4,504	75,725
Siemens AG (a)	671	86,018
Sumitomo Electric Industries Ltd. (a)	5,805	84,303
TNT NV (a)	2,377	64,325
United Parcel Service, Inc., Class B	1,385	99,194
United Rentals, Inc. (b)	5,977	159,287

		1,857,086

Information Technology — 8.6%
Alliance Data Systems Corp. (b)	2,561	181,165
Amphenol Corp., Class A	1,828	101,162
Apple, Inc. (b)	306	103,832
Avnet, Inc. (b)	3,141	111,882
Broadcom Corp., Class A	2,347	105,826
Canon, Inc. (a)	1,484	72,772
Cisco Systems, Inc. (b)	3,454	73,052
eBay, Inc. (b)	5,346	162,305
EMC Corp. (b)	4,086	101,701
Google, Inc., Class A (b)	161	96,658
Hewlett-Packard Co.	1,863	85,121
Infosys Technologies Ltd. - ADR (a)	1,126	76,241
Intel Corp.	3,951	84,788
Juniper Networks, Inc. (b)	2,924	108,539
Keyence Corp. (a)	294	78,013
Kyocera Corp. (a)	720	74,912
Lam Research Corp. (b)	1,975	98,533
Microsoft Corp.	8,047	223,103
MKS Instruments, Inc. (b)	3,987	114,467
Nokia OYJ (a)	6,922	74,112
Novellus Systems, Inc. (b)	3,230	116,506
Oracle Corp.	9,999	320,268
Riverbed Technology, Inc. (b)	3,086	110,695
SanDisk Corp. (b)	2,180	98,907
SAP AG (a)	1,618	93,529
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (a)	7,144	93,372
Telefonaktiebolaget LM Ericsson B Shares (a)	12,234	150,799
Varian Semiconductor Equipment Associates, Inc. (b)	1,790	79,566

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 42.6% (continued)
Information Technology — 8.6% (continued)
Xerox Corp.	16,191	171,948

		3,363,774

Materials — 3.5%
Allegheny Technologies, Inc.	1,664	108,476
Barrick Gold Corp. (a)	1,372	65,041
BASF SE (a)	770	59,481
BHP Billiton Ltd. (a)	3,657	161,264
Brush Engineered Materials, Inc. (b)	3,164	110,677
Coeur d'Alene Mines Corp. (b)	4,943	115,567
CRH PLC (a)	4,106	88,261
Molycorp, Inc. (b)	2,195	102,748
Rio Tinto PLC (a)	1,686	115,590
Shin-Etsu Chemical Co., Ltd. (a)	1,338	75,311
Syngenta AG (a)	262	84,401
Teck Resources Ltd., Class B (a)	3,406	206,404
Vale SA - ADR (a)	2,342	81,572

		1,374,793

Telecommunication Services — 1.5%
America Movil SAB de CV - ADR (a)	1,300	74,087
China Unicom Hong Kong Ltd. - ADR (a)	5,174	85,164
Chunghwa Telecom Co., Ltd. - ADR (a)	2,592	77,423
KDDI Corp. (a)	13	73,014
NII Holdings, Inc. (b)	1,972	82,785
SK Telecom Co., Ltd. - ADR (a)	4,088	70,722
Telefonica SA (a)	2,813	70,654
Vodafone Group PLC (a)	20,700	58,143

		591,992

Utilities — 1.0%
AES Corp. (The) (b)	7,101	88,052
CLP Holdings Ltd. (a)	8,251	66,936
Entergy Corp.	1,470	106,090
Korea Electric Power Corp. - ADR (a) (b)	5,600	71,288
Tokyo Gas Co., Ltd. (a)	13,363	58,121

		390,487

Total Common Stocks (Cost $13,733,134)		16,730,074

	Principal ($)
U.S. Treasury Obligations — 53.9%
U.S. Treasury Bonds — 12.6%
8.00%, 11/15/21	1,698,000	2,388,344
6.50%, 11/15/26	515,000	658,074
5.00%, 5/15/37	921,000	993,385
4.50%, 8/15/39	932,000	923,699

		4,963,502

U.S. Treasury Notes — 41.3%
1.38%, 2/15/12	2,164,000	2,188,092
4.13%, 8/31/12	2,189,000	2,316,321
3.13%, 8/31/13	2,445,000	2,593,609
2.25%, 5/31/14	2,367,000	2,454,839

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	January 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Obligations — 53.9% (continued)
U.S. Treasury Notes — 41.3% (continued)
2.50%, 4/30/15	2,391,000	2,481,784
2.75%, 11/30/16	2,364,000	2,420,514
3.50%, 2/15/18	1,697,000	1,785,297

		16,240,456

Total U.S. Treasury Obligations (Cost $21,301,953)		21,203,958

	Shares
Short-Term Investments — 2.4%
Money Market Funds — 2.4%
Dreyfus Cash Management, 0.14% (c)	217,235	217,235
Dreyfus Cash Management Plus, 0.18% (c)	219,060	219,060
Federated Government Obligations Fund, 0.04% (c)	515,548	515,548

Total Short-Term Investments (Cost $951,843)		951,843

Total Investments (Cost $35,986,930(d)) — 98.9%		$38,885,875

Other assets in excess of liabilities — 1.1%		425,435

NET ASSETS — 100.0%		$39,311,310

(a) Foreign security incorporated outside the United States.
(b) Non-income producing security.
(c) Represents the 7 day yield at 1/31/11.
(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$16,730,074	$-	$-	$16,730,074
U.S. Treasury Obligations	-	21,203,958	-	21,203,958
Short-Term Investments	951,843	-	-	951,843
Total Investments	$17,681,917	$21,203,958	$-	$38,885,875

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 60.8%
Consumer Discretionary — 9.7%
Bayerische Motoren Werke AG (a)	1,252	96,131
Carnival PLC (a)	2,059	93,999
Coach, Inc.	3,111	168,274
Comcast Corp., Class A	5,032	114,478
Denny's Corp. (b)	36,923	139,569
Einstein Noah Restaurant Group, Inc. (b)	9,073	140,994
Grupo Televisa SA - ADR (a) (b)	3,732	89,792
Home Depot, Inc.	5,779	212,494
Jamba, Inc. (b)	46,531	101,903
Kohl's Corp. (b)	1,939	98,462
LVMH Moet Hennessy Louis Vuitton SA (a)	566	88,382
NIKE, Inc., Class B	2,455	202,488
Nordstrom, Inc.	2,883	118,722
Omnicom Group, Inc.	5,263	236,203
Sony Corp. (a)	2,348	80,927
Starbucks Corp.	6,944	218,944
Target Corp.	2,650	145,300
Toyota Motor Corp. (a)	1,896	78,538
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	2,667	98,786
Viacom, Inc., Class B	6,261	260,145
Walt Disney Co. (The)	6,704	260,585
WPP PLC (a)	6,593	81,583

		3,126,699

Consumer Staples — 4.2%
Anheuser-Busch InBev NV (a)	1,284	71,049
Asahi Breweries, Ltd. (a)	3,529	66,298
CVS Caremark Corp.	3,138	107,320
Diageo PLC (a)	5,749	110,692
Diageo PLC - ADR (a)	3,494	268,339
Imperial Tobacco Group PLC (a)	2,315	66,156
Kao Corp. (a)	2,782	72,702
Mead Johnson Nutrition Co.	4,250	246,372
Nestle SA (a)	2,622	141,794
Tesco PLC (a)	21,113	136,192
Unilever NV (a)	2,448	72,413

		1,359,327

Energy — 5.0%
BP PLC (a)	11,255	87,413
Canadian Natural Resources Ltd. (a)	2,732	121,629
Chevron Corp.	757	71,862
CNOOC Ltd. - ADR (a)	400	89,064
ENI SpA (a)	3,353	79,420
Exxon Mobil Corp.	1,518	122,472
Lukoil OAO - ADR (a)	1,445	89,547
Occidental Petroleum Corp.	2,355	227,681
Peabody Energy Corp.	1,876	118,976
Petroleo Brasileiro SA - ADR (a)	2,560	94,029
Royal Dutch Shell PLC, Class A (a)	3,814	134,316
Sasol Ltd. - ADR (a)	1,815	88,626
Suncor Energy, Inc. (a)	3,430	142,016

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 60.8% (continued)
Energy — 5.0% (continued)
Total SA (a)	2,778	162,466

		1,629,517

Financials — 9.4%
Affiliated Managers Group, Inc. (b)	1,320	134,416
Aflac, Inc.	1,100	63,338
Allianz SE (a)	746	103,620
American Capital Ltd. (b)	17,847	145,810
Assured Guaranty Ltd. (a)	5,118	74,006
Aviva PLC (a)	11,126	78,916
AXA SA (a)	4,172	88,309
Banco Bilbao Vizcaya Argentaria SA (a)	6,472	79,458
Banco Santander Brasil SA – ADR (a)	5,600	64,960
Barclays PLC (a)	13,744	64,671
China Life Insurance Co., Ltd. - ADR (a)	1,189	69,307
Credit Suisse Group AG (a)	3,114	139,239
DBS Group Holdings Ltd. (a)	6,524	76,597
Deutsche Boerse AG (a)	1,045	79,207
E*TRADE Financial Corp. (b)	5,339	88,419
Goldman Sachs Group, Inc. (The)	1,349	220,723
Hartford Financial Services Group, Inc.	4,304	119,565
HSBC Holdings PLC (a)	13,491	147,081
ICICI Bank Ltd. - ADR (a)	1,604	69,517
ING Groep NV (a) (b)	7,569	86,263
JPMorgan Chase & Co.	2,409	108,261
MBIA, Inc. (b)	9,060	96,942
MetLife, Inc.	2,881	131,863
MGIC Investment Corp. (b)	11,660	97,827
Mitsubishi UFJ Financial Group, Inc. (a)	13,581	70,486
Mitsui Fudosan Co., Ltd. (a)	4,050	82,303
Radian Group, Inc.	12,919	92,758
Societe Generale (a)	1,276	82,513
Sun Hung Kai Properties Ltd. (a)	6,351	105,896
Toronto-Dominion Bank (The) (a)	1,154	86,387
Westpac Banking Corp. (a)	3,463	79,340

		3,027,998

Health Care — 5.3%
Bruker Corp. (b)	6,801	119,017
Cardinal Health, Inc.	3,109	129,055
Celgene Corp. (b)	1,654	85,231
Dendreon Corp. (b)	2,378	83,325
Dr Reddy's Laboratories Ltd. - ADR (a)	2,205	78,807
Eisai Co., Ltd. (a)	1,800	62,346
Fresenius Medical Care AG & Co. KGaA (a)	1,161	67,931
GlaxoSmithKline PLC (a)	3,300	59,654
Incyte Corp. (b)	3,386	49,910
Intuitive Surgical, Inc. (b)	332	107,206
Laboratory Corp. of America Holdings (b)	2,699	242,667
McKesson Corp.	1,871	140,643
Novartis AG (a)	2,459	136,886

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 60.8% (continued)
Health Care — 5.3% (continued)
NuVasive, Inc. (b)	2,833	79,168
Sanofi-Aventis SA (a)	1,161	79,280
Smith & Nephew PLC (a)	8,195	91,102
Teva Pharmaceutical Industries Ltd. - ADR (a)	1,561	85,309

		1,697,537

Industrials — 6.3%
ABB Ltd. (a) (b)	5,223	123,327
Atlas Copco AB A Shares (a)	1,628	39,074
Atlas Copco AB B Shares (a)	2,757	60,016
Brambles Ltd. (a)	13,253	94,829
Cummins, Inc.	1,115	118,056
Dai Nippon Printing Co., Ltd. (a)	5,707	78,012
Experian PLC (a)	6,892	85,559
General Dynamics Corp.	4,075	307,255
General Electric Co.	13,045	262,726
L-3 Communications Holdings, Inc.	2,852	223,169
Mitsui & Co., Ltd. (a)	4,870	81,879
Siemens AG (a)	715	91,658
Sumitomo Electric Industries Ltd. (a)	6,277	91,157
TNT NV (a)	2,570	69,548
United Parcel Service, Inc., Class B	1,630	116,741
United Rentals, Inc. (b)	7,042	187,669

		2,030,675

Information Technology — 12.1%
Alliance Data Systems Corp. (b)	2,931	207,339
Amphenol Corp., Class A	2,152	119,092
Apple, Inc. (b)	360	122,155
Avnet, Inc. (b)	3,700	131,794
Broadcom Corp., Class A	2,766	124,719
Canon, Inc. (a)	1,605	78,705
Cisco Systems, Inc. (b)	4,067	86,017
eBay, Inc. (b)	7,057	214,251
EMC Corp. (b)	4,814	119,820
Google, Inc., Class A (b)	186	111,667
Hewlett-Packard Co.	2,197	100,381
Infosys Technologies Ltd. - ADR (a)	1,225	82,945
Intel Corp.	4,657	99,939
Juniper Networks, Inc. (b)	3,446	127,916
Keyence Corp. (a)	318	84,382
Kyocera Corp. (a)	778	80,947
Lam Research Corp. (b)	2,327	116,094
Microsoft Corp.	9,213	255,430
MKS Instruments, Inc. (b)	4,698	134,880
Nokia OYJ (a)	7,485	80,140
Novellus Systems, Inc. (b)	3,805	137,246
Oracle Corp.	11,579	370,875
Riverbed Technology, Inc. (b)	3,638	130,495
SanDisk Corp. (b)	2,574	116,782
SAP AG (a)	1,702	98,385

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 60.8% (continued)
Information Technology — 12.1% (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (a)	7,745	101,227
Telefonaktiebolaget LM Ericsson B Shares (a)	13,229	163,064
Varian Semiconductor Equipment Associates, Inc. (b)	2,050	91,123
Xerox Corp.	20,365	216,276

		3,904,086

Materials — 5.4%
Allegheny Technologies, Inc.	1,963	127,968
APERAM (a) (b)	119	4,839
ArcelorMittal (a)	2,375	86,640
Barrick Gold Corp. (a)	1,484	70,351
BASF SE (a)	1,210	93,469
BHP Billiton Ltd. (a)	3,954	174,361
Brush Engineered Materials, Inc. (b)	3,725	130,300
Coeur d'Alene Mines Corp. (b)	5,822	136,118
CRH PLC (a)	4,440	95,441
Molycorp, Inc. (b)	2,590	121,238
Rio Tinto PLC (a)	2,223	152,407
Shin-Etsu Chemical Co., Ltd. (a)	1,447	81,447
Syngenta AG (a)	393	126,601
Teck Resources Ltd., Class B (a)	3,910	236,946
Vale SA - ADR (a)	2,547	88,712

		1,726,838

Telecommunication Services — 2.0%
America Movil SAB de CV - ADR (a)	1,415	80,641
China Unicom Hong Kong Ltd. - ADR (a)	5,638	92,801
Chunghwa Telecom Co., Ltd. - ADR (a)	2,824	84,353
KDDI Corp. (a)	14	78,631
NII Holdings, Inc. (b)	2,324	97,561
SK Telecom Co., Ltd. - ADR (a)	4,432	76,674
Telefonica SA (a)	3,042	76,406
Vodafone Group PLC (a)	23,370	65,642

		652,709

Utilities — 1.4%
AES Corp. (The) (b)	8,367	103,751
CLP Holdings Ltd. (a)	8,922	72,379
Entergy Corp.	1,686	121,679
Korea Electric Power Corp. - ADR (a) (b)	6,070	77,271
Tokyo Gas Co., Ltd. (a)	14,449	62,845

		437,925

Total Common Stocks (Cost $16,321,401)		19,593,311

	Principal ($)
U.S. Treasury Obligations — 36.8%
U.S. Treasury Bonds — 8.6%
8.00%, 11/15/21	951,000	1,337,641
6.50%, 11/15/26	289,000	369,288
5.00%, 5/15/37	516,000	556,555
4.50%, 8/15/39	522,000	517,351

		2,780,835

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	January 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Obligations — 36.8% (continued)
U.S. Treasury Notes — 28.2%
1.38%, 2/15/12	1,212,000	1,225,493
4.13%, 8/31/12	1,227,000	1,298,367
3.13%, 8/31/13	1,370,000	1,453,270
2.25%, 5/31/14	1,326,000	1,375,208
2.50%, 4/30/15	1,340,000	1,390,879
2.75%, 11/30/16	1,325,000	1,356,675
3.50%, 2/15/18	951,000	1,000,482

		9,100,374

Total U.S. Treasury Obligations (Cost $11,930,832)		11,881,209

	Shares
Short-Term Investments — 1.5%
Money Market Funds — 1.5%
Dreyfus Cash Management, 0.14% (c)	115,293	115,293
Dreyfus Cash Management Plus, 0.18% (c)	115,293	115,293
Federated Government Obligations Fund, 0.04% (c)	264,962	264,962

Total Short-Term Investments (Cost $495,548)		495,548

Total Investments (Cost $28,747,781(d)) — 99.1%		$31,970,068

Other assets in excess of liabilities — 0.9%		276,219

NET ASSETS — 100.0%		$32,246,287

(a) Foreign security incorporated outside the United States.
(b) Non-income producing security.
(c) Represents the 7 day yield at 1/31/11.
(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$19,593,311	$-	$-	$19,593,311
U.S. Treasury Obligations	-	11,881,209	-	11,881,209
Short-Term Investments	495,548	-	-	495,548
Total Investments	$20,088,859	$11,881,209	$-	$31,970,068

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 79.4%
Consumer Discretionary — 12.5%
Bayerische Motoren Werke AG (a)	1,917	147,191
Carnival PLC (a)	3,152	143,897
Coach, Inc.	4,722	255,413
Comcast Corp., Class A	7,647	173,969
Denny's Corp. (b)	56,048	211,861
Einstein Noah Restaurant Group, Inc. (b)	13,776	214,079
Grupo Televisa SA - ADR (a) (b)	5,436	130,790
Home Depot, Inc.	8,868	326,076
Jamba, Inc. (b)	70,634	154,689
Kohl's Corp. (b)	2,945	149,547
LVMH Moet Hennessy Louis Vuitton SA (a)	867	135,383
NIKE, Inc., Class B	3,798	313,259
Nordstrom, Inc.	4,378	180,286
Omnicom Group, Inc.	8,075	362,406
Sony Corp. (a)	3,596	123,941
Starbucks Corp.	10,688	336,993
Target Corp.	4,098	224,693
Toyota Motor Corp. (a)	2,903	120,251
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	4,063	150,494
Viacom, Inc., Class B	9,614	399,462
Walt Disney Co. (The)	10,371	403,121
WPP PLC (a)	10,096	124,931

		4,782,732

Consumer Staples — 5.6%
Anheuser-Busch InBev NV (a)	1,966	108,787
Asahi Breweries, Ltd. (a)	5,404	101,522
CVS Caremark Corp.	4,764	162,929
Diageo PLC (a)	6,047	116,430
Diageo PLC - ADR (a)	5,402	414,873
Imperial Tobacco Group PLC (a)	3,546	101,334
Kao Corp. (a)	4,260	111,327
Mead Johnson Nutrition Co.	6,578	381,327
Nestle SA (a)	4,015	217,125
Tesco PLC (a)	32,331	208,555
Unilever NV (a)	6,748	199,609

		2,123,818

Energy — 6.8%
BP PLC (a)	17,236	133,864
Canadian Natural Resources Ltd. (a)	4,148	184,669
Chevron Corp.	1,159	110,024
CNOOC Ltd. - ADR (a)	587	130,701
ENI SpA (a)	9,235	218,743
Exxon Mobil Corp.	2,302	185,725
Lukoil OAO - ADR (a)	2,140	132,616
Occidental Petroleum Corp.	3,633	351,239
Peabody Energy Corp.	2,847	180,557
Petroleo Brasileiro SA - ADR (a)	3,595	132,044
Royal Dutch Shell PLC, Class A (a)	6,331	222,956
Sasol Ltd. - ADR (a)	2,700	131,841
Suncor Energy, Inc. (a)	5,550	229,793

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 79.4% (continued)
Energy — 6.8% (continued)
Total SA (a)	4,254	248,788

		2,593,560

Financials — 12.1%
Affiliated Managers Group, Inc. (b)	2,003	203,966
Aflac, Inc.	1,600	92,128
Allianz SE (a)	1,089	151,262
American Capital Ltd. (b)	27,091	221,333
Assured Guaranty Ltd. (a)	7,770	112,354
Aviva PLC (a)	17,037	120,843
AXA SA (a)	6,389	135,236
Banco Bilbao Vizcaya Argentaria SA (a)	9,912	121,691
Banco Santander Brasil SA - ADR (a)	8,165	94,714
Barclays PLC (a)	21,047	99,035
China Life Insurance Co., Ltd. - ADR (a)	1,747	101,833
Credit Suisse Group AG (a)	4,819	215,477
DBS Group Holdings Ltd. (a)	9,990	117,291
Deutsche Boerse AG (a)	1,600	121,274
E*TRADE Financial Corp. (b)	8,220	136,127
Goldman Sachs Group, Inc. (The)	2,081	340,493
Hartford Financial Services Group, Inc.	6,530	181,403
HSBC Holdings PLC (a)	20,659	225,228
ICICI Bank Ltd. - ADR (a)	2,364	102,456
ING Groep NV (a) (b)	11,590	132,089
JPMorgan Chase & Co.	3,734	167,806
MBIA, Inc. (b)	13,767	147,307
MetLife, Inc.	4,412	201,937
MGIC Investment Corp. (b)	17,703	148,528
Mitsubishi UFJ Financial Group, Inc. (a)	20,797	107,938
Mitsui Fudosan Co., Ltd. (a)	6,202	126,035
Radian Group, Inc.	19,609	140,793
Societe Generale (a)	1,954	126,355
Sun Hung Kai Properties Ltd. (a)	10,622	177,109
Toronto-Dominion Bank (The) (a)	1,721	128,832
Westpac Banking Corp. (a)	5,304	121,519

		4,620,392

Health Care — 6.9%
Bruker Corp. (b)	10,324	180,670
Cardinal Health, Inc.	4,761	197,629
Celgene Corp. (b)	2,510	129,340
Dendreon Corp. (b)	3,611	126,529
Dr Reddy's Laboratories Ltd. - ADR (a)	3,235	115,619
Eisai Co., Ltd. (a)	2,900	100,447
Fresenius Medical Care AG & Co. KGaA (a)	3,377	197,590
GlaxoSmithKline PLC (a)	2,540	45,915
Incyte Corp. (b)	4,969	73,243
Intuitive Surgical, Inc. (b)	504	162,747
Laboratory Corp. of America Holdings (b)	4,132	371,508
McKesson Corp.	2,874	216,039
Novartis AG (a)	3,627	201,906

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 79.4% (continued)
Health Care — 6.9% (continued)
NuVasive, Inc. (b)	4,304	120,275
Sanofi-Aventis SA (a)	1,778	121,413
Smith & Nephew PLC (a)	12,575	139,794
Teva Pharmaceutical Industries Ltd. - ADR (a)	2,298	125,586

		2,626,250

Industrials — 8.1%
ABB Ltd. (a) (b)	8,028	189,559
Atlas Copco AB A Shares (a)	2,462	59,091
Atlas Copco AB B Shares (a)	4,253	92,582
Brambles Ltd. (a)	20,296	145,223
Cummins, Inc.	1,692	179,149
Dai Nippon Printing Co., Ltd. (a)	8,739	119,459
Experian PLC (a)	10,554	131,021
General Dynamics Corp.	6,253	471,476
General Electric Co.	20,006	402,921
L-3 Communications Holdings, Inc.	4,367	341,718
Mitsui & Co., Ltd. (a)	7,458	125,390
Siemens AG (a)	1,090	139,731
Sumitomo Electric Industries Ltd. (a)	9,613	139,604
TNT NV (a)	3,936	106,513
United Parcel Service, Inc., Class B	2,530	181,199
United Rentals, Inc. (b)	10,693	284,968

		3,109,604

Information Technology — 15.9%
Alliance Data Systems Corp. (b)	4,497	318,118
Amphenol Corp., Class A	3,270	180,962
Apple, Inc. (b)	546	185,269
Avnet, Inc. (b)	5,617	200,077
Broadcom Corp., Class A	4,198	189,288
Canon, Inc. (a)	2,458	120,534
Cisco Systems, Inc. (b)	6,179	130,686
eBay, Inc. (b)	9,684	294,006
EMC Corp. (b)	7,307	181,871
Google, Inc., Class A (b)	560	336,202
Hewlett-Packard Co.	3,333	152,285
Infosys Technologies Ltd. - ADR (a)	1,805	122,217
Intel Corp.	7,066	151,636
Juniper Networks, Inc. (b)	5,232	194,212
Keyence Corp. (a)	487	129,226
Kyocera Corp. (a)	1,192	124,021
Lam Research Corp. (b)	3,534	176,311
Microsoft Corp.	14,136	391,921
MKS Instruments, Inc. (b)	7,134	204,817
Nokia OYJ (a)	11,461	122,710
Novellus Systems, Inc. (b)	5,890	212,452
Oracle Corp.	17,769	569,141
Riverbed Technology, Inc. (b)	5,479	196,532
SanDisk Corp. (b)	3,910	177,397
SAP AG (a)	2,497	144,340

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 79.4% (continued)
Information Technology — 15.9% (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (a)	11,408	149,103
Telefonaktiebolaget LM Ericsson B Shares (a)	20,258	249,705
Varian Semiconductor Equipment Associates, Inc. (b)	3,100	137,795
Xerox Corp.	31,508	334,615

		6,077,449

Materials — 6.8%
Allegheny Technologies, Inc.	2,975	193,940
APERAM (a) (b)	184	7,498
ArcelorMittal (a)	3,680	134,246
Barrick Gold Corp. (a)	2,272	107,706
BASF SE (a)	1,950	150,633
BHP Billiton Ltd. (a)	6,055	267,010
Brush Engineered Materials, Inc. (b)	5,659	197,952
Coeur d'Alene Mines Corp. (b)	8,841	206,703
CRH PLC (a)	6,799	146,149
Molycorp, Inc. (b)	3,920	183,495
Rio Tinto PLC (a)	2,666	182,778
Shin-Etsu Chemical Co., Ltd. (a)	2,215	124,675
Syngenta AG (a)	604	194,573
Teck Resources Ltd., Class B (a)	6,032	365,539
Vale SA - ADR (a)	3,692	128,592

		2,591,489

Telecommunication Services — 2.6%
America Movil SAB de CV - ADR (a)	2,300	131,077
China Unicom Hong Kong Ltd. - ADR (a)	8,260	135,960
Chunghwa Telecom Co., Ltd. - ADR (a)	4,240	126,649
KDDI Corp. (a)	21	117,946
NII Holdings, Inc. (b)	3,530	148,189
SK Telecom Co., Ltd. - ADR (a)	6,541	113,159
Telefonica SA (a)	4,658	116,995
Vodafone Group PLC (a)	37,585	105,570

		995,545

Utilities — 2.1%
AES Corp. (The) (b)	12,703	157,517
CLP Holdings Ltd. (a)	13,662	110,832
Entergy Corp.	2,585	186,559
Korea Electric Power Corp. - ADR (a) (b)	8,990	114,443
Tokyo Gas Co., Ltd. (a)	22,127	96,240
Veolia Environnement (a)	4,247	132,752

		798,343

Total Common Stocks (Cost $25,318,233)		30,319,182

	Principal ($)
U.S. Treasury Obligations — 17.8%
U.S. Treasury Bonds — 4.2%
8.00%, 11/15/21	545,000	766,577
6.50%, 11/15/26	165,000	210,839
5.00%, 5/15/37	296,000	319,264

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	January 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Obligations — 17.8% (continued)
U.S. Treasury Bonds — 4.2% (continued)
4.50%, 8/15/39	299,000	296,337

		1,593,017

U.S. Treasury Notes — 13.6%
1.38%, 2/15/12	695,000	702,737
4.13%, 8/31/12	703,000	743,889
3.13%, 8/31/13	785,000	832,713
2.25%, 5/31/14	760,000	788,204
2.50%, 4/30/15	768,000	797,160
2.75%, 11/30/16	759,000	777,145
3.50%, 2/15/18	545,000	573,357

		5,215,205

Total U.S. Treasury Obligations (Cost $6,845,397)		6,808,222

	Shares
Short-Term Investments — 2.0%
Money Market Funds — 2.0%
Dreyfus Cash Management, 0.14% (c)	328,877	328,877
Dreyfus Cash Management Plus, 0.18% (c)	328,877	328,877
Federated Government Obligations Fund, 0.04% (c)	104,619	104,619

Total Short-Term Investments (Cost $762,373)		762,373

Total Investments (Cost $32,926,003(d)) — 99.2%		$37,889,777

Other assets in excess of liabilities — 0.8%		303,517

NET ASSETS — 100.0%		$38,193,294

(a) Foreign security incorporated outside the United States.
(b) Non-income producing security.
(c) Represents the 7 day yield at 1/31/11.
(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$30,319,182	$-	$-	$30,319,182
U.S. Treasury Obligations	-	6,808,222	-	6,808,222
Short-Term Investments	762,373	-	-	762,373
Total Investments	$31,081,555	$6,808,222	$-	$37,889,777

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2050 Fund	January 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Investment Companies — 93.0%
iShares MSCI EAFE Index Fund	21,980	1,306,492
iShares S&P 500 Index Fund	15,694	2,026,880

Total Investment Companies (Cost $2,995,658)		3,333,372

	Principal ($)
U.S. Treasury Obligations — 3.1%
U.S. Treasury Bonds — 0.8%
8.00%, 11/15/21	9,000	12,659
6.50%, 11/15/26	3,000	3,833
5.00%, 5/15/37	5,000	5,393
4.50%, 8/15/39	5,000	4,956

		26,841

U.S. Treasury Notes — 2.3%
1.38%, 2/15/12	9,000	9,100
4.13%, 8/31/12	12,000	12,698
3.13%, 8/31/13	13,000	13,790
2.25%, 5/31/14	12,000	12,445
2.50%, 4/30/15	13,000	13,494
2.75%, 11/30/16	13,000	13,311
3.50%, 2/15/18	8,000	8,416

		83,254

Total U.S. Treasury Obligations (Cost $111,098)		110,095

	Shares
Short-Term Investment — 6.4%
Money Market Fund — 6.4%
Federated Government Obligations Fund, 0.04% (a)	228,892	228,892

Total Short-Term Investments (Cost $228,892)		228,892

Total Investments (Cost $3,335,648(b)) — 102.5%		$3,672,359

Liabilities in excess of other assets — (2.5)%		(87,577)

NET ASSETS — 100.0%		$3,584,782

(a) Represents the 7 day yield at 1/31/11.
(b) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Investment Companies	$3,333,372	$-	$-	$3,333,372
U.S. Treasury Obligations	-	110,095	-	110,095
Short-Term Investments	228,892	-	-	228,892
Total Investments	$3,562,264	$110,095	$-	$3,672,359

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust
Notes to Schedules of Portfolio of Investments	January 31, 2011 (Unaudited)

1. Organization:

The following is a summary of the Funds’ significant accounting policies:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust.

The Trust currently offers fifteen (15) series, or mutual funds, each with its own investment objectives and strategies. This report contains the schedules of portfolio investments of each of the fifteen series (individually, a "Fund"; collectively, the "Funds").

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of portfolio investments. Actual results could differ from those estimates.

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time ("Valuation Time"). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services, LLC (“AIFS” or the “Adviser”) or the Sub-Adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announces after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

FASB ASC 820, “Fair Value Measurements” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of January 31, 2011, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic or industry concentration.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Securities Sold Short

As a portfolio management strategy, the Fusion Fund, Absolute Return Bull Bear Bond Fund and U.S. Inflation-Indexed Fund may engage in short sales of securities, which result in obligations of the Funds to make a future delivery of a specific security. These obligations are subject to the risk that the security’s market price at the delivery date will exceed the amount of proceeds initially received and that the Funds may be required to purchase the security at prevailing market prices (or deliver the security if owned by the Funds) and thus realize a loss on the transaction. Obligations under short sales are reported as liabilities and are adjusted to the current fair value of the securities to be delivered. Securities sold short are collateralized by cash held with the broker.

Financial Futures Contracts

Some of the Funds may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of each Fund’s open futures contracts at January 31, 2011 (where applicable) are contained at the end of that Fund’s Schedule of Portfolio Investments.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Options Transactions

For hedging purposes, certain Funds (Stock Fund, Fusion Fund, Absolute Return Bull Bear Bond Fund, Core Plus Fund, Short-Term Bond Fund, and U.S. Inflation-Indexed Fund) may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Fund bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require the Fund to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day’s trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Fund writes an option, the premium received by such Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value. The details of each Fund’s open options contracts at January 31, 2011 (where applicable) are contained in that Fund’s Schedule of Portfolio Investments.

Investments in Derivatives

The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3. Concentration of Credit Risk:

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

4. Federal Income Tax Information:

At January 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Proceeds from securities sold short	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net unrealized appreciation (depreciation) on foreign currency translations	Net Unrealized Appreciation (Depreciation) on investments and foreign currency translations
Stock Fund	$102,320,541	-	30,864,907	(1,158,419)	-	$29,706,488
Fusion Fund	$9,070,893	(2,912,471)	425,856	(397,853)	-	$28,003
Kansas Tax-Exempt Bond Fund	$269,461,637	-	5,241,768	(6,297,549)	-	$(1,055,781)
Absolute Return Bull Bear Bond Fund	$48,812,000	-	25,285	(107,651)	-	$(82,366)
Core Plus Fund	$69,497,166	-	867,515	(758,266)	-	$109,249
Short-Term Bond Fund	$110,929,670	-	1,055,156	(1,526,213)	-	$(471,057)
U.S. Inflation-Indexed Fund	$159,758,816	-	1,077,017	(2,566,429)	-	$(1,489,412)
International Equity Fund	$70,035,629	-	8,044,775	(531,564)	32,154	$7,545,365
Large Cap Growth Fund	$4,650,104	-	200,645	(101,664)	-	$98,981
Small Cap Growth Fund	$2,628,314	-	97,738	(142,403)	-	$(44,665)
NestEgg Fund	$16,527,576	-	876,199	(105,384)	435	$771,250
NestEgg 2020 Fund	$36,047,607	-	3,086,762	(248,494)	985	$2,839,253
NestEgg 2030 Fund	$28,810,897	-	3,405,986	(246,815)	958	$3,160,129
NestEgg 2040 Fund	$33,022,994	-	5,189,520	(322,737)	1,369	$4,868,152
NestEgg 2050 Fund	$3,335,648	-	338,247	(1,536)	-	$336,711

The difference between cost amounts for financial reporting and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

5. Subsequent Events:

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the Schedules of Portfolio Investments and Notes to Schedules of Portfolio Investments were issued. There were no subsequent events to report that would have a material impact on the Funds’ Schedules of Portfolio Investments and Notes to Schedule of Portfolio Investments.

Item 2. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  American Independence Funds Trust

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: March 31, 2011

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
Treasurer

Date: March 31, 2011